                                                          PROSPECTUS
                                                       JUNE 30, 2000
   WADDELL & REED ADVISORS FUNDS
                                                      FIXED INCOME &
                                                  MONEY MARKET FUNDS

                                                           Bond Fund  [GRAPHIC]

                                          Government Securities Fund

                                                    High Income Fund

                                                 High Income Fund II

                                                 Municipal Bond Fund  [GRAPHIC]

                                          Municipal High Income Fund

                                                     Cash Management



THE SECURITIES AND EXCHANGE COMMISSION
HAS NOT APPROVED OR DISAPPROVED THE                                   [LOGO]
FUNDS' SECURITIES, OR DETERMINED
WHETHER THIS PROSPECTUS IS ACCURATE OR
ADEQUATE. IT IS A CRIMINAL OFFENSE
TO STATE OTHERWISE.

CONTENTS
[GRAPHIC]

     3   An Overview of the Funds
     3   Bond Fund
     9   Government Securities Fund
    14   High Income Fund
    14   High Income Fund II
    24   Municipal Bond Fund
    30   Municipal High Income Fund
    37   Cash Management
    42   The Investment Principles of the Funds
    52   Your Account
    75   The Management of the Funds
    78   Financial Highlights

-------------------------------------------------------------------------------
AN OVERVIEW OF THE FUND
[GRAPHIC] GOAL


WADDELL & REED ADVISORS
BOND FUND

(FORMERLY UNITED BOND FUND) SEEKS A REASONABLE RETURN WITH EMPHASIS ON PRESERVATION OF CAPITAL.



PRINCIPAL STRATEGIES
Bond Fund seeks to achieve its goal by investing primarily in domestic debt securities usually of investment grade (rated BBB and higher by Standard & Poor's ("S&P") and Baa and higher by Moody's Investors Service, Inc. ("MIS")). The Fund has no limitations regarding the maturity duration or dollar weighted average of its holdings. In selecting the debt securities for the Fund's portfolio, Waddell & Reed Investment Management Company ("WRIMCO"), the Fund's investment manager, considers yield and relative safety and, in the case of convertible securities, the possibility of capital growth. The Fund can invest in securities of companies of any size.


In selecting debt securities for the Fund, WRIMCO may look at many factors. These include the issuer's past, present and estimated future:

-  financial strength;

-  cash flow;

-  management;

-  borrowing requirements; and

-  responsiveness to changes in interest rates and business conditions.

As well, WRIMCO considers the maturity of the obligation and the size or nature of the bond issue.

In general, in determining whether to sell a security, WRIMCO uses the same type of analysis that it uses in buying securities. For example, WRIMCO may sell a holding if the issuer's financial strength weakens and/or the yield and relative safety of the security declines. WRIMCO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Because Bond Fund owns different types of securities, a variety of factors can affect its investment performance, such as:



-  prepayment of higher-yielding bonds held by the Fund;



- the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds;


-  changes in the maturities of bonds owned by the Fund;

- WRIMCO's skill in evaluating and managing the interest rate and credit risks of the Fund's portfolio; and

- adverse bond and stock market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline.

As with any mutual fund, the value of the Fund's shares will change, and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

WHO MAY WANT TO INVEST


Bond Fund is designed for investors who primarily seek current income while also seeking to preserve investment principal. You should consider whether the Fund fits your particular investment objectives.

[GRAPHIC]
-------------------------------------------------------------------------------
PERFORMANCE

BOND FUND

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

- The bar chart presents the average annual total returns for Class A and shows how performance has varied from year to year over the past ten calendar years.

- The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge was included, the returns would be less than those shown.

- The performance table shows average annual total returns for each class and compares them to the market indicators listed.

- The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.


[CHART]
CHART OF YEAR-BY-YEAR RETURNS
AS OF DECEMBER 31, EACH YEAR (%)

'90       '91      '92      '93     '94     '95      '96      '97      '98      '99
----------------------------------------------------------------------------------------
4.24%    17.76%   7.84%   13.19%   -5.76%  20.50%   3.20%    9.77%    7.27%    -1.08%
========================================================================================


IN THE PERIOD SHOWN IN THE CHART, THE HIGHEST QUARTERLY RETURN WAS 7.11% (THE THIRD QUARTER OF 1991) AND THE LOWEST QUARTERLY RETURN WAS -7.37% (THE FIRST QUARTER OF 1997). THE CLASS A RETURN FOR THE YEAR THROUGH MARCH 31, 2000 WAS 2.32%.

AVERAGE ANNUAL TOTAL RETURNS




  AS OF DECEMBER 31, 1999 (%)     1 YEAR      5 YEARS    10 YEARS   LIFE OF CLASS(1)
------------------------------------------------------------------------------------
  CLASS A SHARES OF BOND FUND     -6.77%      6.42%       6.84%
------------------------------------------------------------------------------------
  Salomon Brothers Broad
  Investment Grade Index          -0.83%      7.74%       7.75%
------------------------------------------------------------------------------------
  Lipper Corporate Debt Funds
  A-Rated Universe Average        -2.61%      6.90%       7.30%
------------------------------------------------------------------------------------
  CLASS B SHARES OF BOND FUND                                        -4.64%
------------------------------------------------------------------------------------
  Salomon Brothers Broad
  Investment Grade Index          -0.83%      7.74%       7.75%      -0.16%
------------------------------------------------------------------------------------
  Lipper Corporate Debt Funds
  A-Rated Universe Average        -2.61%      6.90%       7.30%      -0.45%
------------------------------------------------------------------------------------
  CLASS C SHARES OF BOND FUND                                        -0.86%
------------------------------------------------------------------------------------
  Salomon Brothers Broad
  Investment Grade Index          -0.83%      7.74%       7.75%      -0.16%
------------------------------------------------------------------------------------
  Lipper Corporate Debt Funds
  A-Rated Universe Average        -2.61%      6.90%       7.30%      -0.45%
------------------------------------------------------------------------------------
  CLASS Y SHARES OF BOND FUND     -0.81%                              5.93%
------------------------------------------------------------------------------------
  Salomon Brothers Broad
  Investment Grade Index          -0.83%      7.74%       7.75%       6.04%
------------------------------------------------------------------------------------
  Lipper Corporate Debt Funds
  A-Rated Universe Average        -2.61%      6.90%       7.30%       5.09%
------------------------------------------------------------------------------------



THE INDEX SHOWN IS A BROAD-BASED, SECURITIES MARKET INDEX THAT IS UNMANAGED. THE LIPPER AVERAGE IS A COMPOSITE OF MUTUAL FUNDS WITH GOALS SIMILAR TO THE GOAL OF THE FUND.



(1) SINCE SEPTEMBER 9, 1999 FOR CLASS B SHARES, SEPTEMBER 9, 1999 FOR CLASS C SHARES AND JUNE 19, 1995 FOR CLASS Y SHARES. BECAUSE EACH CLASS COMMENCED OPERATIONS ON A DATE OTHER THAN AT THE END OF A MONTH, AND PARTIAL MONTH CALCULATIONS OF THE PERFORMANCE OF THE ABOVE INDEX ARE NOT AVAILABLE, INDEX PERFORMANCE IS CALCULATED FROM SEPTEMBER 30, 1999, SEPTEMBER 30, 1999, AND JUNE 30, 1995, RESPECTIVELY.

[GRAPHIC]
--------------------------------------------------------------------------------
FEES AND EXPENSES


BOND FUND


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:





  SHAREHOLDER FEES

  (FEES PAID DIRECTLY FROM     CLASS A     CLASS B     CLASS C    CLASS Y
  YOUR INVESTMENT)             SHARES      SHARES      SHARES     SHARES
--------------------------------------------------------------------------------
  MAXIMUM SALES CHARGE
  (LOAD) IMPOSED ON
  PURCHASES (AS A PERCENTAGE
  OF OFFERING PRICE)            5.75%     None        None       None
--------------------------------------------------------------------------------

  MAXIMUM DEFERRED
  SALES CHARGE (LOAD)(1)
  (AS A PERCENTAGE OF LESSER
  OF AMOUNT INVESTED OR
  REDEMPTION VALUE)            None(2)      5%         1%        None
================================================================================


  ANNUAL FUND OPERATING EXPENSES(3)

  (EXPENSES THAT ARE DEDUCTED  CLASS A     CLASS B     CLASS C    CLASS Y
  FROM FUND ASSETS)            SHARES      SHARES      SHARES     SHARES
--------------------------------------------------------------------------------

  MANAGEMENT FEES              0.52%      0.52%       0.52%       0.52%
--------------------------------------------------------------------------------

  DISTRIBUTION AND SERVICE
  (12b-1) FEES                 0.25%      1.00%       1.00%       None
--------------------------------------------------------------------------------

  OTHER EXPENSES               0.23%      0.39%       0.48%       0.21%
--------------------------------------------------------------------------------

  TOTAL ANNUAL FUND
  OPERATING EXPENSES           1.00%      1.91%       2.00%       0.73%
================================================================================



(1) THE CONTINGENT DEFERRED SALES CHARGE ("CDSC"), WHICH IS IMPOSED ON
    THE LESSER OF AMOUNT INVESTED OR REDEMPTION VALUE OF CLASS B SHARES, DECLINES FROM 5% FOR REDEMPTIONS MADE WITHIN THE FIRST YEAR OF PURCHASE, TO 4% FOR REDEMPTIONS MADE WITHIN THE SECOND YEAR, TO 3% FOR REDEMPTIONS MADE WITHIN THE THIRD AND FOURTH YEARS, TO 2% FOR REDEMPTIONS MADE WITHIN THE FIFTH YEAR, TO 1% FOR REDEMPTIONS MADE WITHIN THE SIXTH YEAR AND TO 0% FOR REDEMPTIONS MADE AFTER THE SIXTH YEAR. FOR CLASS C SHARES, A 1% CDSC APPLIES TO THE LESSER OF AMOUNT INVESTED OR REDEMPTION VALUE OF CLASS C SHARES REDEEMED WITHIN TWELVE MONTHS AFTER PURCHASE. SOLELY FOR PURPOSES OF DETERMINING THE NUMBER OF MONTHS OR YEARS FROM THE TIME OF ANY PAYMENT FOR THE PURCHASE OF SHARES, ALL PAYMENTS DURING A MONTH ARE TOTALED AND DEEMED TO HAVE BEEN MADE ON THE FIRST DAY OF THE MONTH.

(2) A 1% CDSC MAY BE IMPOSED ON PURCHASES OF $2 MILLION OR MORE OF CLASS A SHARES THAT ARE REDEEMED WITHIN TWELVE MONTHS OF PURCHASE.


(3) MANAGEMENT FEES AND TOTAL ANNUAL FUND OPERATING EXPENSES HAVE BEEN RESTATED TO REFLECT THE CHANGE IN MANAGEMENT FEES EFFECTIVE JUNE 30, 1999; OTHERWISE EXPENSE RATIOS ARE BASED ON OTHER FUND-LEVEL EXPENSES FOR THE FISCAL YEAR ENDED DECEMBER 31, 1999. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

--------------------------------------------------------------------------------
  EXAMPLE
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular Class A, Class B, Class C or Class Y shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



--------------------------------------------------------------------------------
  IF SHARES ARE REDEEMED
  AT END OF PERIOD:           1 YEAR     3 YEARS     5 YEARS    10 YEARS
--------------------------------------------------------------------------------
  Class A Shares               $671       $875       $1,096     $1,729
--------------------------------------------------------------------------------

  Class B Shares               $594       $901       $1,134     $1,998(1)
--------------------------------------------------------------------------------

  Class C Shares               $303       $626       $1,076     $2,324
--------------------------------------------------------------------------------

  Class Y Shares              $  75       $233      $   406    $   906

--------------------------------------------------------------------------------
  IF SHARES ARE NOT REDEEMED
  AT END OF PERIOD:           1 YEAR     3 YEARS     5 YEARS    10 YEARS
--------------------------------------------------------------------------------

  Class A Shares               $671       $875       $1,096     $1,729
--------------------------------------------------------------------------------

  Class B Shares               $194       $601       $1,034     $1,998(1)
--------------------------------------------------------------------------------

  Class C Shares               $203       $626       $1,076     $2,324
--------------------------------------------------------------------------------

  Class Y Shares              $  75       $233      $   406    $   906
================================================================================



(1) REFLECTS ANNUAL OPERATING EXPENSES OF CLASS A AFTER CONVERSION OF CLASS B SHARES INTO CLASS A SHARES 8 YEARS AFTER THE MONTH IN WHICH THE SHARES WERE PURCHASED.

--------------------------------------------------------------------------------
AN OVERVIEW OF THE FUND

[GRAPHIC]

WADDELL & REED ADVISORS

GOVERNMENT SECURITIES FUND

(FORMERLY UNITED GOVERNMENT SECURITIES FUND) SEEKS AS HIGH A CURRENT INCOME AS IS CONSISTENT WITH SAFETY OF PRINCIPAL.

PRINCIPAL STRATEGIES

Government Securities Fund seeks to achieve its goal by investing exclusively in debt securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government securities"). The Fund invests in a diversified portfolio of U.S. Government securities, including treasury issues and mortgage-backed securities. The Fund has no limitations on the range of maturities of the debt securities in which it may invest.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Because Government Securities Fund owns different types of fixed-income instruments, a variety of factors can affect its investment performance, such as:

- an increase in interest rates, which may cause the value of the Fund's fixed-income securities, especially bonds with longer maturities, to decline;

- adverse bond and stock market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline;

-  prepayment of higher-yielding bonds and mortgage-backed securities; and

-  WRIMCO's skill in evaluating and selecting securities for the Fund.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As well, not all U.S. Government securities are backed by the full faith and credit of the United States.

WHO MAY WANT TO INVEST

Government Securities Fund is designed for investors who seek current income and the relative security of investing in U.S. Government securities. You should consider whether the Fund fits your particular investment objectives.

[GRAPHIC]
--------------------------------------------------------------------------------
PERFORMANCE

GOVERNMENT SECURITIES FUND

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

- The bar chart presents the average annual total returns for Class A and shows how performance has varied from year to year over the past ten calendar years.

- The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge was included, the returns would be less than those shown.

- The performance table shows average annual total returns for each class and compares them to the market indicators listed.

- The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

[CHART]

CHART OF YEAR-BY-YEAR RETURNS
AS OF DECEMBER 31, EACH YEAR (%)

'90        '91        '92        '93        '94        '95        '96        '97        '98        '99
--------------------------------------------------------------------------------------------------------
7.27%      16.07%     7.54%      9.99%      -3.88%     19.30%     1.77%      9.16%      7.49%      -0.64%
========================================================================================================

IN THE PERIOD SHOWN IN THE CHART, THE HIGHEST QUARTERLY RETURN WAS 6.81% (THE THIRD QUARTER OF 1991) AND THE LOWEST QUARTERLY RETURN WAS -3.32% (THE FIRST QUARTER OF 1994). THE CLASS A RETURN FOR THE YEAR THROUGH MARCH 31, 2000 WAS 2.19%.

AVERAGE ANNUAL TOTAL RETURNS

AS OF DECEMBER 31, 1999 (%)          1 YEAR     5 YEARS     10 YEARS     LIFE OF CLASS(1)
-----------------------------------------------------------------------------------------
CLASS A SHARES OF
GOVERNMENT SECURITIES FUND           -4.86%     6.27%       6.76%
-----------------------------------------------------------------------------------------
Salomon Brothers Treasury/
Government Sponsored/
Mortgage Bond Index                  -0.59%     7.66%       7.64%
-----------------------------------------------------------------------------------------
Lipper General U. S.
Government Funds
Universe Average                     -3.02%     6.50%       6.63%
-----------------------------------------------------------------------------------------
CLASS B SHARES OF
GOVERNMENT SECURITIES FUND                                               -5.09%
-----------------------------------------------------------------------------------------
Salomon Brothers Treasury/
Government Sponsored/
Mortgage Bond Index                  -0.59%     7.66%       7.64%        -0.52%
-----------------------------------------------------------------------------------------
Lipper General U. S.
Government Funds
Universe Average                     -3.02%     6.50%       6.63%        -0.82%
-----------------------------------------------------------------------------------------
CLASS C SHARES OF
GOVERNMENT SECURITIES FUND                                               -0.87%
-----------------------------------------------------------------------------------------
Salomon Brothers Treasury/
Government Sponsored/
Mortgage Bond Index                  -0.59%     7.66%       7.64%        -0.52%
-----------------------------------------------------------------------------------------
Lipper General U. S.
Government Funds
Universe Average                     -3.02%     6.50%       6.63%        -0.82%
-----------------------------------------------------------------------------------------
CLASS Y SHARES OF
GOVERNMENT SECURITIES FUND           -0.28%                               5.73%
-----------------------------------------------------------------------------------------
Salomon Brothers Treasury/
Government Sponsored/
Mortgage Bond Index                  -0.59%     7.66%       7.64%         5.96%
-----------------------------------------------------------------------------------------
Lipper General U. S.
Government Funds
Universe Average                     -3.02%     6.50%       6.63%         4.69%
=========================================================================================


THE INDEX SHOWN IS A BROAD-BASED, SECURITIES MARKET INDEX THAT IS UNMANAGED. THE LIPPER AVERAGE IS A COMPOSITE OF MUTUAL FUNDS WITH GOALS SIMILAR TO THE GOAL OF THE FUND.

(1) SINCE OCTOBER 4, 1999 FOR CLASS B SHARES, OCTOBER 8, 1999 FOR CLASS C SHARES AND SEPTEMBER 27, 1995 FOR CLASS Y SHARES. BECAUSE EACH CLASS COMMENCED OPERATIONS ON A DATE OTHER THAN AT THE END OF A MONTH, AND PARTIAL MONTH CALCULATIONS OF THE PERFORMANCE OF THE INDEX (INCLUDING INCOME) ARE NOT AVAILABLE, PERFORMANCE OF THE INDEX IS FROM OCTOBER 31, 1999, OCTOBER 31, 1999 AND SEPTEMBER 30, 1995, RESPECTIVELY.

[GRAPHIC]
--------------------------------------------------------------------------------
FEES AND EXPENSES

GOVERNMENT SECURITIES FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES

(FEES PAID DIRECTLY FROM         CLASS A     CLASS B     CLASS C    CLASS Y
YOUR INVESTMENT)                 SHARES      SHARES      SHARES     SHARES
------------------------------------------------------------------------------
MAXIMUM SALES CHARGE
(LOAD) IMPOSED ON
PURCHASES (AS A PERCENTAGE
OF OFFERING PRICE)                4.25%       None        None       None
------------------------------------------------------------------------------

MAXIMUM DEFERRED
SALES CHARGE (LOAD)(1)
(AS A PERCENTAGE OF LESSER
OF AMOUNT INVESTED OR
REDEMPTION VALUE)                 None(2)       5%          1%       None
------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES(3)

(EXPENSES THAT ARE DEDUCTED      CLASS A     CLASS B     CLASS C    CLASS Y
FROM FUND ASSETS)                SHARES      SHARES      SHARES     SHARES
------------------------------------------------------------------------------
MANAGEMENT FEES                   0.50%       0.50%       0.50%      0.50%
------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE
(12b-1) FEES                      0.25%       1.00%       1.00%      None
------------------------------------------------------------------------------

OTHER EXPENSES                    0.40%       0.40%       0.60%      0.30%
------------------------------------------------------------------------------

TOTAL ANNUAL FUND
OPERATING EXPENSES                1.15%       1.90%       2.10%      0.80%
================================================================================


(1) THE CDSC, WHICH IS IMPOSED ON THE LESSER OF AMOUNT INVESTED OR REDEMPTION VALUE OF CLASS B SHARES, DECLINES FROM 5% FOR REDEMPTIONS MADE WITHIN THE FIRST YEAR OF PURCHASE, TO 4% FOR REDEMPTIONS MADE WITHIN THE SECOND YEAR, TO 3% FOR REDEMPTIONS MADE WITHIN THE THIRD AND FOURTH YEARS, TO 2% FOR REDEMPTIONS MADE WITHIN THE FIFTH YEAR, TO 1% FOR REDEMPTIONS MADE WITHIN THE SIXTH YEAR AND TO 0% FOR REDEMPTIONS MADE AFTER THE SIXTH YEAR. FOR CLASS C SHARES, A 1% CDSC APPLIES TO THE LESSER OF AMOUNT INVESTED OR REDEMPTION VALUE OF CLASS C SHARES REDEEMED WITHIN TWELVE MONTHS AFTER PURCHASE. SOLELY FOR PURPOSES OF DETERMINING THE NUMBER OF MONTHS OR YEARS FROM THE TIME OF ANY PAYMENT FOR THE PURCHASE OF SHARES, ALL PAYMENTS DURING A MONTH ARE TOTALED AND DEEMED TO HAVE BEEN MADE ON THE FIRST DAY OF THE MONTH.


(2) A 1% CDSC MAY BE IMPOSED ON PURCHASES OF $2 MILLION OR MORE OF CLASS A SHARES THAT ARE REDEEMED WITHIN TWELVE MONTHS OF PURCHASE.


(3) MANAGEMENT FEES AND TOTAL FUND OPERATING EXPENSES HAVE BEEN RESTATED TO REFLECT THE CHANGE IN MANAGEMENT FEES EFFECTIVE JUNE 30, 1999; OTHERWISE, EXPENSE RATIOS ARE BASED ON OTHER FUND-LEVEL EXPENSES OF THE FUND FOR THE FISCAL YEAR ENDED MARCH 31, 2000. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

EXAMPLE

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular Class A, Class B, Class C or Class Y shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------------------------
IF SHARES ARE REDEEMED
AT END OF PERIOD:           1 YEAR     3 YEARS     5 YEARS    10 YEARS
------------------------------------------------------------------------------
Class A Shares               $537       $775       $1,031      $1,763
------------------------------------------------------------------------------

Class B Shares               $593       $897       $1,126      $2,025(1)
------------------------------------------------------------------------------

Class C Shares               $313       $658       $1,129      $2,431
------------------------------------------------------------------------------

Class Y Shares               $ 82       $255       $  444      $  990

------------------------------------------------------------------------------
IF SHARES ARE NOT REDEEMED
AT END OF PERIOD:           1 YEAR     3 YEARS     5 YEARS    10 YEARS
------------------------------------------------------------------------------
Class A Shares               $537       $775       $1,031      $1,763
------------------------------------------------------------------------------

Class B Shares               $193       $597       $1,026      $2,025(1)
------------------------------------------------------------------------------

Class C Shares               $213       $658       $1,129      $2,431
------------------------------------------------------------------------------

Class Y Shares               $ 82       $255       $  444      $  990
==============================================================================


(1) REFLECTS ANNUAL OPERATING EXPENSES OF CLASS A AFTER CONVERSION OF CLASS B SHARES INTO CLASS A SHARES 8 YEARS AFTER THE MONTH IN WHICH THE SHARES WERE PURCHASED.

--------------------------------------------------------------------------------

AN OVERVIEW OF THE FUNDS

[GRAPHIC]

WADDELL & REED ADVISORS HIGH INCOME FUND
WADDELL & REED ADVISORS HIGH INCOME FUND II


(FORMERLY UNITED HIGH INCOME FUND AND UNITED HIGH INCOME FUND II) SEEK, AS A PRIMARY GOAL, A HIGH LEVEL OF CURRENT INCOME. AS A SECONDARY GOAL, THE FUNDS SEEK CAPITAL GROWTH WHEN CONSISTENT WITH THEIR PRIMARY GOAL.

PRINCIPAL STRATEGIES

High Income Fund and High Income Fund II seek to achieve their goals by investing primarily in a diversified portfolio of high-yield, high-risk, fixed-income securities the risks of which are, in the judgment of WRIMCO, consistent with the Funds' goals. The Funds can invest in companies of any size. The Funds invest primarily in the lower quality bonds, commonly called junk bonds, that are rated BB and below by S&P or Ba and below by MIS or, if unrated, deemed by WRIMCO to be of comparable quality. The Funds may invest an unlimited amount of their respective total assets in junk bonds. As well, the Funds may invest in bonds of any maturity.

The Funds may each invest up to 20% of their respective total assets in common stock in order to seek capital growth. The Funds will emphasize a blend of value and growth in their selection of common stock. Value stocks are those whose earnings WRIMCO believes are currently selling below their true worth. Growth stocks are those whose earnings WRIMCO believes are likely to grow faster than the economy.

WRIMCO may look at a number of factors in selecting securities for the Funds. These include an issuer's past, current and estimated future:

-  financial strength;

-  cash flow;

-  management;

-  borrowing requirements; and

-  responsiveness to changes in interest rates and business conditions.

In general, in determining whether to sell a debt security, WRIMCO uses the same type of analysis that it uses in buying debt securities. For example,

WRIMCO may sell a holding if the issuer's financial strength declines to an unacceptable level or management of the company weakens. As well, WRIMCO may choose to sell an equity security if the issuer's growth potential has diminished. WRIMCO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

Because High Income Fund and High Income Fund II own different types of securities, a variety of factors can affect their investment performance, such as:

- the earnings performance, credit quality and other conditions of the companies whose securities the Funds hold;

- the susceptibility of junk bonds to greater risks of non-payment or default, price volatility and lack of liquidity compared to higher-rated bonds;

- an increase in interest rates, which may cause the value of a bond held by either Fund, especially bonds with longer maturities, to decline;

-  changes in the maturities of bonds owned by the Funds;

- adverse bond and stock market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Funds' holdings to fall as part of a broad market decline; and

- WRIMCO's skill in evaluating and managing the interest rate and credit risks of the Funds' portfolios.

Market risk for small or medium sized companies may be greater than that for large companies. For example, smaller companies may have limited financial resources, limited product lines or inexperienced management.

As with any mutual fund, the value of each Fund's shares will change, and you could lose money on your investment. An investment in each Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

WHO MAY WANT TO INVEST

High Income Fund and High Income Fund II are designed for investors who primarily seek a level of current income that is higher than is normally available with securities in the higher rated categories and, secondarily, seek capital growth where consistent with the goal of income. The Funds are not suitable for all investors. You should consider whether either Fund fits your particular investment objectives.

[GRAPHIC]
--------------------------------------------------------------------------------
PERFORMANCE

HIGH INCOME FUND

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

- The bar chart presents the average annual total returns for Class A and shows how performance has varied from year to year over the past ten calendar years.

- The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge was included, the returns would be less than those shown.

- The performance table shows average annual total returns for each class and compares them to the market indicators listed.

- The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

[CHART]

CHART OF YEAR-BY-YEAR RETURNS
AS OF DECEMBER 31, EACH YEAR (%)

'90        '91        '92        '93        '94        '95        '96        '97        '98        '99
----------------------------------------------------------------------------------------------------------
-14.97%     37.45%     16.33%     17.69%     -3.66%     17.80%     11.88%     14.32%     3.88%      2.92%
==========================================================================================================

IN THE PERIOD SHOWN IN THE CHART, THE HIGHEST QUARTERLY RETURN WAS 12.12% (THE FIRST QUARTER OF 1991) AND THE LOWEST QUARTERLY RETURN WAS -7.59% (THE THIRD QUARTER OF 1990). THE CLASS A RETURN FOR THE YEAR THROUGH MARCH 31, 2000 WAS -1.73%.

AVERAGE ANNUAL TOTAL RETURNS

AS OF DECEMBER 31, 1999 (%)          1 YEAR     5 YEARS     10 YEARS     LIFE OF CLASS(1)
-----------------------------------------------------------------------------------------
CLASS A SHARES OF
HIGH INCOME FUND                     -3.00%      8.71%       8.93%
-----------------------------------------------------------------------------------------
Salomon Brothers High Yield
Market Index                          1.73%      9.71%      10.94%
-----------------------------------------------------------------------------------------
Salomon Brothers High Yield
Composite Index                       1.24%     10.39%      11.35%
-----------------------------------------------------------------------------------------
Lipper High Current Yield Funds
Universe Average                      4.53%      8.84%      10.03%
-----------------------------------------------------------------------------------------
CLASS B SHARES OF
HIGH INCOME FUND                                                         -2.38%
-----------------------------------------------------------------------------------------
Salomon Brothers High Yield
Market Index                          1.73%      9.71%      10.94%        2.42%
-----------------------------------------------------------------------------------------
Salomon Brothers High Yield
Composite Index                       1.24%     10.39%      11.35%        2.70%
-----------------------------------------------------------------------------------------
Lipper High Current Yield Funds
Universe Average                      4.53%      8.84%      10.03%        2.78%
-----------------------------------------------------------------------------------------
CLASS C SHARES OF
HIGH INCOME FUND                                                          1.62%
-----------------------------------------------------------------------------------------
Salomon Brothers High Yield
Market Index                          1.73%      9.71%      10.94%        2.42%
-----------------------------------------------------------------------------------------
Salomon Brothers High Yield
Composite Index                       1.24%     10.39%      11.35%        2.70%
-----------------------------------------------------------------------------------------
Lipper High Current Yield Funds
Universe Average                      4.53%      8.84%      10.03%        2.78%
-----------------------------------------------------------------------------------------
CLASS Y SHARES OF
HIGH INCOME FUND                      3.15%                               8.17%
-----------------------------------------------------------------------------------------
Salomon Brothers High Yield
Market Index                          1.73%      9.71%      10.94%        7.34%
-----------------------------------------------------------------------------------------
Salomon Brothers High Yield
Composite Index                       1.24%     10.39%      11.35%        7.57%
-----------------------------------------------------------------------------------------
Lipper High Current Yield Funds
Universe Average                      4.53%      8.84%      10.03%        7.02%
=========================================================================================


THE INDEXES SHOWN ARE BROAD-BASED, SECURITIES MARKET INDEXES THAT ARE UNMANAGED. THE SALOMON BROTHERS HIGH YIELD MARKET INDEX WILL REPLACE THE SALOMON BROTHERS HIGH YIELD COMPOSITE INDEX. WRIMCO BELIEVES THAT THE NEW INDEX PROVIDES A MORE ACCURATE BASIS FOR COMPARING THE FUND'S PERFORMANCE TO THE TYPES OF SECURITIES IN WHICH THE FUND INVESTS. BOTH INDEXES ARE PRESENTED FOR COMPARISON PURPOSES. THE LIPPER AVERAGE IS A COMPOSITE OF MUTUAL FUNDS WITH GOALS SIMILAR TO THE GOALS OF THE FUND.


(1) SINCE OCTOBER 4, 1999 FOR CLASS B SHARES, OCTOBER 4, 1999 FOR CLASS C SHARES AND JANUARY 4, 1996 FOR CLASS Y SHARES. BECAUSE EACH CLASS COMMENCED OPERATIONS ON A DATE OTHER THAN AT THE END OF A MONTH, AND PARTIAL MONTH CALCULATIONS OF THE PERFORMANCE OF THE INDEXES (INCLUDING INCOME) ARE NOT AVAILABLE, INDEX PERFORMANCE IS FROM OCTOBER 31, 1999, OCTOBER 31, 1999 AND DECEMBER 31, 1995, RESPECTIVELY.

[GRAPHIC]
--------------------------------------------------------------------------------
FEES AND EXPENSES

HIGH INCOME FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES

(FEES PAID DIRECTLY FROM         CLASS A     CLASS B     CLASS C    CLASS Y
YOUR INVESTMENT)                 SHARES      SHARES      SHARES     SHARES
------------------------------------------------------------------------------
MAXIMUM SALES CHARGE
(LOAD) IMPOSED ON
PURCHASES (AS A PERCENTAGE
OF OFFERING PRICE)                5.75%       None        None       None
------------------------------------------------------------------------------

MAXIMUM DEFERRED
SALES CHARGE (LOAD)(1)
(AS A PERCENTAGE OF LESSER
OF AMOUNT INVESTED OR
REDEMPTION VALUE)                 None(2)        5%          1%      None
==============================================================================
ANNUAL FUND OPERATING EXPENSES(3)

(EXPENSES THAT ARE DEDUCTED      CLASS A     CLASS B     CLASS C    CLASS Y
FROM FUND ASSETS)                SHARES      SHARES      SHARES     SHARES
------------------------------------------------------------------------------
MANAGEMENT FEES                   0.61%       0.61%       0.61%      0.61%
------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE
(12b-1) FEES                      0.25%       1.00%       1.00%      None
------------------------------------------------------------------------------
OTHER EXPENSES                    0.20%       0.38%       0.31%      0.20%
------------------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES                1.06%       1.99%       1.92%      0.81%
==============================================================================


(1) THE CDSC, WHICH IS IMPOSED ON THE LESSER OF AMOUNT INVESTED OR REDEMPTION VALUE OF CLASS B SHARES, DECLINES FROM 5% FOR REDEMPTIONS MADE WITHIN THE FIRST YEAR OF PURCHASE, TO 4% FOR REDEMPTIONS MADE WITHIN THE SECOND YEAR, TO 3% FOR REDEMPTIONS MADE WITHIN THE THIRD AND FOURTH YEARS, TO 2% FOR REDEMPTIONS MADE WITHIN THE FIFTH YEAR, TO 1% FOR REDEMPTIONS MADE WITHIN THE SIXTH YEAR AND TO 0% FOR REDEMPTIONS MADE AFTER THE SIXTH YEAR. FOR CLASS C SHARES, A 1% CDSC APPLIES TO THE LESSER OF AMOUNT INVESTED OR REDEMPTION VALUE OF CLASS C SHARES REDEEMED WITHIN TWELVE MONTHS AFTER PURCHASE. SOLELY FOR PURPOSES OF DETERMINING THE NUMBER OF MONTHS OR YEARS FROM THE TIME OF ANY PAYMENT FOR THE PURCHASE OF SHARES, ALL PAYMENTS DURING A MONTH ARE TOTALED AND DEEMED TO HAVE BEEN MADE ON THE FIRST DAY OF THE MONTH.


(2) A 1% CDSC MAY BE IMPOSED ON PURCHASES OF $2 MILLION OR MORE OF CLASS A SHARES THAT ARE REDEEMED WITHIN TWELVE MONTHS OF PURCHASE.


(3) MANAGEMENT FEES AND TOTAL FUND OPERATING EXPENSES HAVE BEEN RESTATED TO REFLECT THE CHANGE IN MANAGEMENT FEES EFFECTIVE JUNE 30, 1999; OTHERWISE, EXPENSE RATIOS ARE BASED ON OTHER FUND-LEVEL EXPENSES # OF THE FUND FOR THE FISCAL YEAR ENDED MARCH 31, 2000. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

EXAMPLE

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular Class A, Class B, Class C or Class Y shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------------------------
IF SHARES ARE REDEEMED
AT END OF PERIOD:           1 YEAR     3 YEARS     5 YEARS    10 YEARS
------------------------------------------------------------------------------
Class A Shares               $677       $893       $1,126      $1,795
------------------------------------------------------------------------------
Class B Shares               $602       $924       $1,173      $2,074(1)
------------------------------------------------------------------------------
Class C Shares               $295       $603       $1,037      $2,243
------------------------------------------------------------------------------
Class Y Shares               $ 83       $259       $  450      $1,002
------------------------------------------------------------------------------
IF SHARES ARE NOT REDEEMED
AT END OF PERIOD:           1 YEAR     3 YEARS     5 YEARS    10 YEARS
------------------------------------------------------------------------------
Class A Shares               $677       $893       $1,126      $1,795
------------------------------------------------------------------------------
Class B Shares               $202       $624       $1,073      $2,074(1)
------------------------------------------------------------------------------
Class C Shares               $195       $603       $1,037      $2,243
------------------------------------------------------------------------------
Class Y Shares               $ 83       $259       $  450      $1,002
==============================================================================


(1) REFLECTS ANNUAL OPERATING EXPENSES OF CLASS A AFTER CONVERSION OF CLASS B SHARES INTO CLASS A SHARES 8 YEARS AFTER THE MONTH IN WHICH THE SHARES WERE PURCHASED.

[GRAPHIC]
--------------------------------------------------------------------------------
PERFORMANCE

HIGH INCOME FUND II

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

- The bar chart presents the average annual total returns for Class A and shows how performance has varied from year to year over the past ten calendar years.

- The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge was included, the returns would be less than those shown.

- The performance table shows average annual total returns for each class and compares them to the market indicators listed.

- The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

[CHART]

CHART OF YEAR-BY-YEAR RETURNS
AS OF DECEMBER 31, EACH YEAR (%)

'90        '91        '92        '93        '94        '95        '96        '97        '98        '99
----------------------------------------------------------------------------------------------------------
-5.29%     31.31%     15.23%     17.39%     -4.07%     16.88%     11.93%     14.97%     2.69%      1.45%
==========================================================================================================

IN THE PERIOD SHOWN IN THE CHART, THE HIGHEST QUARTERLY RETURN WAS 11.52% (THE FIRST QUARTER OF 1991) AND THE LOWEST QUARTERLY RETURN WAS -5.76% (THE THIRD QUARTER OF 1998). THE CLASS A RETURN FOR THE YEAR THROUGH MARCH 31, 2000 WAS -1.91%.

AVERAGE ANNUAL TOTAL RETURNS

AS OF DECEMBER 31, 1999 (%)          1 YEAR     5 YEARS     10 YEARS     LIFE OF CLASS(1)
-----------------------------------------------------------------------------------------
CLASS A SHARES OF
HIGH INCOME FUND II                  -4.38%      8.11%       9.10%
-----------------------------------------------------------------------------------------
Salomon Brothers High Yield
Market Index                          1.73%      9.71%      10.94%
-----------------------------------------------------------------------------------------
Salomon Brothers High Yield
Composite Index                       1.24%     10.39%      11.35%
-----------------------------------------------------------------------------------------
Lipper High Current Yield
Funds Universe Average                4.53%      8.84%      10.03%
-----------------------------------------------------------------------------------------
CLASS B SHARES OF
HIGH INCOME FUND II                                                      -2.55%
-----------------------------------------------------------------------------------------
Salomon Brothers High Yield
Market Index                          1.73%      9.71%      10.94%        2.42%
-----------------------------------------------------------------------------------------
Salomon Brothers High Yield
Composite Index                       1.24%     10.39%      11.35%        2.70%
-----------------------------------------------------------------------------------------
Lipper High Current Yield
Funds Universe Average                4.53%      8.84%      10.03%        2.78%
-----------------------------------------------------------------------------------------
CLASS C SHARES OF
HIGH INCOME FUND II                                                       1.45%
-----------------------------------------------------------------------------------------
Salomon Brothers High Yield
Market Index                          1.73%      9.71%      10.94%        2.42%
-----------------------------------------------------------------------------------------
Salomon Brothers High Yield
Composite Index                       1.24%     10.39%      11.35%        2.70%
-----------------------------------------------------------------------------------------
Lipper High Current Yield
Funds Universe Average                4.53%      8.84%      10.03%        2.78%
-----------------------------------------------------------------------------------------
CLASS Y SHARES OF
HIGH INCOME FUND II                   1.76%                               7.36%
-----------------------------------------------------------------------------------------
Salomon Brothers High Yield
Market Index                          1.73%      9.71%      10.94%        7.08%
-----------------------------------------------------------------------------------------
Salomon Brothers High Yield
Composite Index                       1.24%     10.39%      11.35%        7.41%
-----------------------------------------------------------------------------------------
Lipper High Current Yield
Funds Universe Average                4.53%      8.84%      10.03%        6.48%
=========================================================================================


THE INDEXES SHOWN ARE BROAD-BASED, SECURITIES MARKET INDEXES THAT ARE UNMANAGED. THE LIPPER AVERAGE IS A COMPOSITE OF MUTUAL FUNDS WITH GOALS SIMILAR TO THE GOALS OF THE FUND.


(1) SINCE OCTOBER 6, 1999 FOR CLASS B SHARES, OCTOBER 6, 1999 FOR CLASS C SHARES AND FEBRUARY 27, 1996 FOR CLASS Y SHARES. BECAUSE EACH CLASS COMMENCED OPERATIONS ON A DATE OTHER THAN AT THE END OF A MONTH, AND PARTIAL MONTH CALCULATIONS OF THE PERFORMANCE OF THE ABOVE INDEXES (INCLUDING INCOME) ARE NOT AVAILABLE, INDEX PERFORMANCE IS CALCULATED FROM OCTOBER 31, 1999, OCTOBER 31, 1999, AND FEBRUARY 29, 1996, RESPECTIVELY.

[GRAPHIC]
--------------------------------------------------------------------------------
FEES AND EXPENSES

HIGH INCOME FUND II

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES

(FEES PAID DIRECTLY FROM      CLASS A     CLASS B     CLASS C    CLASS Y
YOUR INVESTMENT)              SHARES      SHARES      SHARES     SHARES
------------------------------------------------------------------------------
MAXIMUM SALES CHARGE
(LOAD) IMPOSED ON
PURCHASES (AS A PERCENTAGE
OF OFFERING PRICE)             5.75%       None        None        None
------------------------------------------------------------------------------

MAXIMUM DEFERRED
SALES CHARGE (LOAD)(1)
(AS A PERCENTAGE OF LESSER
OF AMOUNT INVESTED OR
REDEMPTION VALUE)              None(2)        5%          1%       None
==============================================================================
ANNUAL FUND OPERATING EXPENSES(3)

(EXPENSES THAT ARE DEDUCTED   CLASS A     CLASS B     CLASS C    CLASS Y
FROM FUND ASSETS)             SHARES      SHARES      SHARES     SHARES
------------------------------------------------------------------------------
MANAGEMENT FEES                0.63%       0.63%       0.63%       0.63%
------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE
(12b-1) FEES                   0.25%       1.00%       1.00%       None
------------------------------------------------------------------------------
OTHER EXPENSES                 0.25%       0.25%       0.25%       0.21%
------------------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES             1.13%       1.88%       1.88%       0.84%
==============================================================================


(1) THE CDSC, WHICH IS IMPOSED ON THE LESSER OF AMOUNT INVESTED OR REDEMPTION VALUE OF CLASS B SHARES, DECLINES FROM 5% FOR REDEMPTIONS MADE WITHIN THE FIRST YEAR OF PURCHASE, TO 4% FOR REDEMPTIONS MADE WITHIN THE SECOND YEAR, TO 3% FOR REDEMPTIONS MADE WITHIN THE THIRD AND FOURTH YEARS, TO 2% FOR REDEMPTIONS MADE WITHIN THE FIFTH YEAR, TO 1% FOR REDEMPTIONS MADE WITHIN THE SIXTH YEAR AND TO 0% FOR REDEMPTIONS MADE AFTER THE SIXTH YEAR. FOR CLASS C SHARES, A 1% CDSC APPLIES TO THE LESSER OF AMOUNT INVESTED OR REDEMPTION VALUE OF CLASS C SHARES REDEEMED WITHIN TWELVE MONTHS AFTER PURCHASE. SOLELY FOR PURPOSES OF DETERMINING THE NUMBER OF MONTHS OR YEARS FROM THE TIME OF ANY PAYMENT FOR THE PURCHASE OF SHARES, ALL PAYMENTS DURING A MONTH ARE TOTALED AND DEEMED TO HAVE BEEN MADE ON THE FIRST DAY OF THE MONTH.

(2) A 1% CDSC MAY BE IMPOSED ON PURCHASES OF $2 MILLION OR MORE OF CLASS A SHARES THAT ARE REDEEMED WITHIN TWELVE MONTHS OF PURCHASE.

(3) MANAGEMENT FEES AND TOTAL ANNUAL FUND OPERATING EXPENSES HAVE BEEN RESTATED TO REFLECT THE CHANGE IN MANAGEMENT FEES EFFECTIVE JUNE 30, 1999; OTHERWISE, EXPENSE RATIOS ARE BASED ON OTHER FUND-LEVEL EXPENSES FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 1999, AND FOR CLASS B AND CLASS C, THE EXPENSES ATTRIBUTABLE TO EACH CLASS THAT ARE ANTICIPATED FOR THE CURRENT YEAR.
    ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

EXAMPLE

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular Class A, Class B, Class C or Class Y shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------------------------
IF SHARES ARE REDEEMED
AT END OF PERIOD:           1 YEAR     3 YEARS     5 YEARS    10 YEARS
------------------------------------------------------------------------------
Class A Shares               $683       $912       $1,159      $1,865
------------------------------------------------------------------------------
Class B Shares               $590       $889       $1,114      $1,998(1)
------------------------------------------------------------------------------
Class C Shares               $290       $589       $1,014      $2,196
------------------------------------------------------------------------------
Class Y Shares               $ 85       $267       $  463      $1,031
------------------------------------------------------------------------------
IF SHARES ARE NOT REDEEMED
AT END OF PERIOD:           1 YEAR     3 YEARS     5 YEARS    10 YEARS
------------------------------------------------------------------------------
Class A Shares               $683       $912       $1,159      $1,865
------------------------------------------------------------------------------
Class B Shares               $190       $589       $1,014      $1,998(1)
------------------------------------------------------------------------------
Class C Shares               $190       $589       $1,014      $2,196
------------------------------------------------------------------------------
Class Y Shares               $ 85       $267       $  463      $1,031
==============================================================================


(1) REFLECTS ANNUAL OPERATING EXPENSES OF CLASS A AFTER CONVERSION OF CLASS B SHARES INTO CLASS A SHARES 8 YEARS AFTER THE MONTH IN WHICH THE SHARES WERE PURCHASED.

--------------------------------------------------------------------------------
AN OVERVIEW OF THE FUND

[GRAPHIC]


WADDELL & REED ADVISORS

MUNICIPAL BOND FUND

(FORMERLY UNITED MUNICIPAL BOND FUND) SEEKS TO PROVIDE INCOME THAT IS NOT SUBJECT TO FEDERAL INCOME TAX.

PRINCIPAL STRATEGY

Municipal Bond Fund seeks to achieve its goal by investing primarily in tax-exempt municipal bonds, mainly of investment grade. The Fund may invest in bonds of any maturity. "Municipal bonds" mean obligations the interest on which is not includable in gross income for Federal income tax purposes. However, a significant portion of the Fund's municipal bond interest may be subject to the Federal alternative minimum tax ("AMT").

The Fund diversifies its holdings among two main types of municipal bonds:

- general obligation bonds, which are backed by the full faith, credit and taxing power of the governmental authority, and

- revenue bonds, which are payable only from specific sources, such as the revenue from a particular facility or a special tax. Revenue bonds include certain private activity bonds ("PABs") and industrial development bonds ("IDBs"), which finance privately operated facilities.

WRIMCO, the Fund's investment manager, may look at a number of factors in selecting securities for the Fund's portfolio. These include:

- the security's current coupon;

- the maturity of the security;

- the relative value of the security;

- the creditworthiness of the particular issuer or of the private company involved; and

- the structure of the security, including whether it has a put or a call feature.

In general, in determining whether to sell a security, WRIMCO uses the same type of analysis that is used in buying securities in order to determine whether the security continues to be a desired investment for the Fund. WRIMCO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Because Municipal Bond Fund owns different types of securities, a variety of factors can affect its investment performance, such as:

- an increase in interest rates, which may cause the value of the Fund's fixed-income securities, especially bonds with longer maturities, to decline;

- prepayment of asset-backed securities or other higher-yielding bonds held by the Fund ("prepayment risk");

- changes in the maturities of bonds owned by the Fund;

- the credit quality of the issuers whose securities the Fund owns or of the private companies involved in IDB-financed projects;

- the local economic, political or regulatory environment affecting bonds owned by the Fund;

- failure of a bond's interest to qualify as tax-exempt;

- legislation affecting the tax status of municipal bond interest;

- adverse bond and stock market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline; and

- WRIMCO's skill in evaluating and managing the interest rate and credit risks of the Fund's portfolio.

A significant portion of the Fund's municipal bond interest may subject investors to the AMT; this would have the effect of reducing the Fund's return to any such investor.

As with any mutual fund, the value of the Fund's shares will change, and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

WHO MAY WANT TO INVEST

Municipal Bond Fund is designed for investors seeking current income that is primarily free from Federal income tax, through a diversified portfolio. You should consider whether the Fund fits your particular investment objectives.

[GRAPHIC]
--------------------------------------------------------------------------------
PERFORMANCE

MUNICIPAL BOND FUND

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

- The bar chart presents the average annual total returns for Class A and shows how performance has varied from year to year over the past ten calendar years.

- The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge was included, the returns would be less than those shown.

- The performance table shows average annual total returns for each class and compares them to the market indicators listed.

- The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

[CHART]

CHART OF YEAR-BY-YEAR RETURNS

AS OF DECEMBER 31, EACH YEAR (%)

  '90     '91     '92     '93     '94     '95     '96     '97     '98     '99
--------------------------------------------------------------------------------
  5.63%  13.15%   9.53%  14.30%  -7.14%  20.17%   4.12%  10.23%   5.20%  -5.50%
================================================================================


IN THE PERIOD SHOWN IN THE CHART, THE HIGHEST QUARTERLY RETURN WAS 8.87% (THE FIRST QUARTER OF 1995) AND THE LOWEST QUARTERLY RETURN WAS -6.48% (THE FIRST QUARTER OF 1994). THE CLASS A RETURN FOR THE YEAR THROUGH MARCH 31, 2000 WAS 3.19%.

AVERAGE ANNUAL TOTAL RETURNS

AS OF DECEMBER 31, 1999 (%)   1 YEAR     5 YEARS    10 YEARS   LIFE OF CLASS(1)
--------------------------------------------------------------------------------
CLASS A SHARES OF
MUNICIPAL BOND FUND           -9.52%      5.60%       6.23%
--------------------------------------------------------------------------------
Lehman Brothers Municipal
Bond Index                    -2.07%      6.92%       6.89%
--------------------------------------------------------------------------------
Lipper General Municipal
Debt Funds Universe Average   -4.16%      6.06%       6.14%
--------------------------------------------------------------------------------
CLASS B SHARES OF
MUNICIPAL BOND FUND                                              -6.88%
--------------------------------------------------------------------------------
Lehman Brothers Municipal
Bond Index                    -2.07%      6.92%       6.89%       0.30%
--------------------------------------------------------------------------------
Lipper General Municipal
Debt Funds Universe Average   -4.16%      6.06%       6.14%      -0.03%
--------------------------------------------------------------------------------
CLASS C SHARES OF
MUNICIPAL BOND FUND                                              -3.05%
--------------------------------------------------------------------------------
Lehman Brothers Municipal
Bond Index                    -2.07%      6.92%       6.89%       0.30%
--------------------------------------------------------------------------------
Lipper General Municipal
Debt Funds Universe Average   -4.16%      6.06%       6.14%      -0.03%
--------------------------------------------------------------------------------
CLASS Y SHARES OF
MUNICIPAL BOND FUND           -5.42%                             -5.41%
--------------------------------------------------------------------------------
Lehman Brothers Municipal
Bond Index                    -2.07%      6.92%       6.89%      -2.07%
--------------------------------------------------------------------------------
Lipper General Municipal
Debt Funds Universe Average   -4.16%      6.06%       6.14%      -4.63%
================================================================================

THE INDEX SHOWN IS A BROAD-BASED, SECURITIES MARKET INDEX THAT IS UNMANAGED. THE LIPPER AVERAGE IS A COMPOSITE OF MUTUAL FUNDS WITH GOALS SIMILAR TO THE GOAL OF THE FUND.

(1) SINCE OCTOBER 5, 1999 FOR CLASS B SHARES, OCTOBER 7, 1999 FOR CLASS C SHARES AND DECEMBER 30, 1998 FOR CLASS Y SHARES. BECAUSE EACH CLASS COMMENCED OPERATIONS ON A DATE OTHER THAN AT THE END OF A MONTH, AND PARTIAL MONTH CALCULATIONS OF THE PERFORMANCE OF THE ABOVE INDEX (INCLUDING INCOME) ARE NOT AVAILABLE, INDEX PERFORMANCE IS CALCULATED FROM OCTOBER 31, 1999, OCTOBER 31, 1999 AND DECEMBER 31, 1998, RESPECTIVELY.

[GRAPHIC]
--------------------------------------------------------------------------------
FEES AND EXPENSES

MUNICIPAL BOND FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES

(FEES PAID DIRECTLY FROM      CLASS A     CLASS B     CLASS C    CLASS Y
YOUR INVESTMENT)              SHARES      SHARES      SHARES     SHARES
--------------------------------------------------------------------------------
MAXIMUM SALES CHARGE
(LOAD) IMPOSED ON
PURCHASES (AS A PERCENTAGE
OF OFFERING PRICE)             4.25%       None        None       None
--------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES
CHARGE (LOAD)(1) (AS A
PERCENTAGE OF LESSER OF
AMOUNT INVESTED OR
REDEMPTION VALUE)             None(2)       5%          1%        None
================================================================================

ANNUAL FUND OPERATING EXPENSES(3)

(EXPENSES THAT ARE DEDUCTED   CLASS A     CLASS B     CLASS C    CLASS Y
FROM FUND ASSETS)             SHARES      SHARES      SHARES     SHARES
--------------------------------------------------------------------------------
MANAGEMENT FEES                0.51%       0.51%       0.51%      0.51%
--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE
(12b-1) FEES                   0.23%       1.00%       1.00%      None
--------------------------------------------------------------------------------
OTHER EXPENSES                 0.11%       0.11%       0.11%      0.24%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES             0.85%       1.62%       1.62%      0.75%
================================================================================

(1) THE CDSC, WHICH IS IMPOSED ON THE LESSER OF AMOUNT INVESTED OR REDEMPTION VALUE OF CLASS B SHARES, DECLINES FROM 5% FOR REDEMPTIONS MADE WITHIN THE FIRST YEAR OF PURCHASE, TO 4% FOR REDEMPTIONS MADE WITHIN THE SECOND YEAR, TO 3% FOR REDEMPTIONS MADE WITHIN THE THIRD AND FOURTH YEARS, TO 2% FOR REDEMPTIONS MADE WITHIN THE FIFTH YEAR, TO 1% FOR REDEMPTIONS MADE WITHIN THE SIXTH YEAR AND TO 0% FOR REDEMPTIONS MADE AFTER THE SIXTH YEAR. FOR CLASS C SHARES, A 1% CDSC APPLIES TO THE LESSER OF AMOUNT INVESTED OR REDEMPTION VALUE OF CLASS C SHARES REDEEMED WITHIN TWELVE MONTHS AFTER PURCHASE. SOLELY FOR PURPOSES OF DETERMINING THE NUMBER OF MONTHS OR YEARS FROM THE TIME OF ANY PAYMENT FOR THE PURCHASE OF SHARES, ALL PAYMENTS DURING A MONTH ARE TOTALED AND DEEMED TO HAVE BEEN MADE ON THE FIRST DAY OF THE MONTH.


(2) A 1% CDSC MAY BE IMPOSED ON PURCHASES OF $2 MILLION OR MORE OF CLASS A SHARES THAT ARE REDEEMED WITHIN TWELVE MONTHS OF PURCHASE.

(3) MANAGEMENT FEES AND TOTAL ANNUAL FUND OPERATING EXPENSES HAVE BEEN RESTATED TO REFLECT THE CHANGE IN MANAGEMENT FEES EFFECTIVE JUNE 30, 1999; OTHERWISE, EXPENSE RATIOS ARE BASED ON OTHER FUND-LEVEL EXPENSES FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 1999, AND FOR CLASS B AND CLASS C, THE EXPENSES ATTRIBUTABLE TO EACH CLASS THAT ARE ANTICIPATED FOR THE CURRENT YEAR. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

EXAMPLE

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular Class A, Class B, Class C or Class Y shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

--------------------------------------------------------------------------------
IF SHARES ARE REDEEMED
AT END OF PERIOD:             1 YEAR     3 YEARS     5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Class A Shares                 $508       $685        $876       $1,429
--------------------------------------------------------------------------------
Class B Shares                 $565       $811        $981       $1,715(1)
--------------------------------------------------------------------------------
Class C Shares                 $265       $511        $881       $1,922
--------------------------------------------------------------------------------
Class Y Shares                 $ 77       $240        $417       $  930
--------------------------------------------------------------------------------
IF SHARES ARE NOT REDEEMED
AT END OF PERIOD:             1 YEAR     3 YEARS     5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Class A Shares                 $508       $685        $876       $1,429
--------------------------------------------------------------------------------
Class B Shares                 $165       $511        $881       $1,715(1)
--------------------------------------------------------------------------------
Class C Shares                 $165       $511        $881       $1,922
--------------------------------------------------------------------------------
Class Y Shares                 $ 77       $240        $417       $  930
================================================================================


(1) REFLECTS ANNUAL OPERATING EXPENSES OF CLASS A AFTER CONVERSION OF CLASS B SHARES INTO CLASS A SHARES 8 YEARS AFTER THE MONTH IN WHICH THE SHARES WERE PURCHASED.

--------------------------------------------------------------------------------
AN OVERVIEW OF THE FUND

[GRAPHIC]

WADDELL & REED ADVISORS

MUNICIPAL HIGH INCOME FUND

(FORMERLY UNITED MUNICIPAL HIGH INCOME FUND) SEEKS TO PROVIDE A HIGH LEVEL OF INCOME THAT IS NOT SUBJECT TO FEDERAL INCOME TAX.

PRINCIPAL STRATEGY

Municipal High Income Fund seeks to achieve its goal through a diversified portfolio consisting mainly of tax-exempt municipal bonds. These bonds are rated primarily in the lower tier of investment grade (BBB by S&P and Baa by MIS) or lower, including bonds rated below investment grade, junk bonds (rated BB and lower by S&P and Ba and lower by MIS), or, if unrated, judged by WRIMCO to be of similar quality.

"Municipal bonds" mean obligations the interest on which is not includable in gross income for Federal income tax purposes. The Fund diversifies its holdings among two main types of municipal bonds:

- general obligation bonds, which are backed by the full faith, credit and taxing power of the governmental authority, and

- revenue bonds, which are payable only from specific sources, such as the revenue from a particular facility or a special tax. Revenue bonds, IDBs and PABs finance privately operated facilities.

WRIMCO may look at a number of factors in selecting securities for the Fund's portfolio. These include:

- the security's current coupon;

- the maturity of the security;

- the relative value of the security;

- the creditworthiness of the particular issuer or of the private company involved; and

- the structure of the security, including whether it has a put or a call feature.

In general, in determining whether to sell a security, WRIMCO uses the same type of analysis that is used in buying securities in order to determine whether the security continues to be a desired investment for the Fund. As well, WRIMCO may sell a security to take advantage of more attractive investment opportunities or to raise cash.

The Fund may invest significantly in IDBs and PABs in general, revenue bonds payable from similar projects and municipal bonds of issuers located in the same geographic area.

The Fund typically invests in municipal bonds with remaining maturities of 10 to 30 years.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Because Municipal High Income Fund owns different types of securities, a variety of factors can affect its investment performance, such as:

- an increase in interest rates, which may cause the value of the Fund's fixed-income securities, especially bonds with longer maturities, to decline;

- the credit quality of the issuers whose securities the Fund owns or of the private companies involved in IDB or PAB financed projects;

- changes in the maturities of bonds owned by the Fund;

- prepayment of asset-backed securities or other higher-yielding bonds held by the Fund ("prepayment risk");

- the local economic, political or regulatory environment affecting bonds owned by the Fund;

- failure of a bond's interest to qualify as tax-exempt;

- legislation affecting the tax status of municipal bond interest;

- adverse bond and stock market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline; and

- WRIMCO's skill in evaluating and managing the interest rate and credit risks of the Fund's portfolio.

A significant portion of the Fund's municipal bond interest may subject investors to the AMT; this would have the effect of reducing the Fund's return to any such investor.

As with any mutual fund, the value of the Fund's shares will change, and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

WHO MAY WANT TO INVEST

Municipal High Income Fund is designed for investors seeking current income that is primarily free from Federal income tax and that is higher than is normally available with securities in the higher-rated categories, through a highly diversified portfolio. The Fund is not suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

[GRAPHIC]
--------------------------------------------------------------------------------
PERFORMANCE

MUNICIPAL HIGH INCOME FUND

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

- The bar chart presents the average annual total returns for Class A and shows how performance has varied from year to year over the past ten calendar years.

- The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge was included, the returns would be less than those shown.

- The performance table shows average annual total returns for each class and compares them to the market indicators listed.

- The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

[CHART]

CHART OF YEAR-BY-YEAR RETURNS
AS OF DECEMBER 31, EACH YEAR (%)

  '90     '91     '92     '93     '94     '95     '96     '97     '98     '99
--------------------------------------------------------------------------------
  7.19%  11.67%  10.15%  13.19%  -3.12%  16.74%   6.90%  11.77%   6.82%  -5.20%
================================================================================

IN THE PERIOD SHOWN IN THE CHART, THE HIGHEST QUARTERLY RETURN WAS 8.48% (THE FOURTH QUARTER OF 1998) AND THE LOWEST QUARTERLY RETURN WAS -3.93% (THE FIRST QUARTER OF 1994). THE CLASS A RETURN FOR THE YEAR THROUGH MARCH 31, 2000 WAS 1.44%.

AVERAGE ANNUAL TOTAL RETURNS

AS OF DECEMBER 31, 1999 (%)   1 YEAR     5 YEARS    10 YEARS   LIFE OF CLASS(1)
--------------------------------------------------------------------------------
CLASS A SHARES OF
MUNICIPAL HIGH INCOME FUND     -9.22%     6.23%       6.96%
--------------------------------------------------------------------------------
Lehman Brothers Municipal
Bond Index                     -2.07%     6.92%       6.89%
--------------------------------------------------------------------------------
Lipper High Yield Municipal
Bond Funds Universe Average    -4.16%     6.06%       6.14%
--------------------------------------------------------------------------------
CLASS B SHARES OF
MUNICIPAL HIGH INCOME FUND                                       -7.84%
--------------------------------------------------------------------------------
Lehman Brothers Municipal
Bond Index                     -2.07%     6.92%       6.89%       0.30%
--------------------------------------------------------------------------------
Lipper High Yield Municipal
Bond Funds Universe Average    -4.16%     6.06%       6.14%      -0.79%
--------------------------------------------------------------------------------
CLASS C SHARES OF
MUNICIPAL HIGH INCOME FUND                                       -4.06%
--------------------------------------------------------------------------------
Lehman Brothers Municipal
Bond Index                     -2.07%     6.92%       6.89%       0.30%
--------------------------------------------------------------------------------
Lipper High Yield Municipal
Bond Funds Universe Average    -4.16%     6.06%       6.14%      -0.79%
--------------------------------------------------------------------------------
CLASS Y SHARES OF
MUNICIPAL HIGH INCOME FUND     -5.00%                            -4.46%
--------------------------------------------------------------------------------
Lehman Brothers Municipal
Bond Index                     -2.07%     6.92%       6.89%      -2.07%
--------------------------------------------------------------------------------
Lipper High Yield Municipal
Bond Funds Universe Average    -4.16%     6.06%       6.14%      -4.16%
================================================================================

THE INDEX SHOWN IS A BROAD-BASED, SECURITIES MARKET INDEX THAT IS UNMANAGED. THE LIPPER AVERAGE IS A COMPOSITE OF MUTUAL FUNDS WITH GOALS SIMILAR TO THE GOAL OF THE FUND.

(1) SINCE OCTOBER 5, 1999 FOR CLASS B SHARES, OCTOBER 7, 1999 FOR CLASS C SHARES AND DECEMBER 30, 1998 FOR CLASS Y SHARES. BECAUSE EACH CLASS COMMENCED OPERATIONS ON A DATE OTHER THAN AT THE END OF A MONTH, AND PARTIAL MONTH CALCULATIONS OF THE PERFORMANCE OF THE ABOVE INDEX (INCLUDING INCOME) ARE NOT AVAILABLE, INDEX PERFORMANCE IS CALCULATED FROM OCTOBER 31, 1999, OCTOBER 31, 1999 AND DECEMBER 31, 1998, RESPECTIVELY.

[GRAPHIC]
--------------------------------------------------------------------------------
FEES AND EXPENSES

MUNICIPAL HIGH INCOME FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES

(FEES PAID DIRECTLY FROM      CLASS A    CLASS B     CLASS C    CLASS Y
YOUR INVESTMENT)              SHARES     SHARES      SHARES     SHARES
--------------------------------------------------------------------------------
MAXIMUM SALES CHARGE
(LOAD) IMPOSED ON
PURCHASES (AS A PERCENTAGE
OF OFFERING PRICE)             4.25%      None        None        None
--------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES
CHARGE (LOAD)(1) (AS A
PERCENTAGE OF LESSER OF
AMOUNT INVESTED OR
REDEMPTION VALUE)             None(2)      5%          1%         None
================================================================================

ANNUAL FUND OPERATING EXPENSES(3)

(EXPENSES THAT ARE DEDUCTED   CLASS A    CLASS B     CLASS C    CLASS Y
FROM FUND ASSETS)             SHARES     SHARES      SHARES     SHARES
--------------------------------------------------------------------------------
MANAGEMENT FEES                0.52%      0.52%       0.52%       0.52%
--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE
(12b-1) FEES                   0.23%      1.00%       1.00%       None
--------------------------------------------------------------------------------
OTHER EXPENSES                 0.14%      0.14%       0.14%       0.30%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES             0.89%      1.66%       1.66%       0.82%
================================================================================

(1) THE CDSC, WHICH IS IMPOSED ON THE LESSER OF AMOUNT INVESTED OR REDEMPTION VALUE OF CLASS B SHARES, DECLINES FROM 5% FOR REDEMPTIONS MADE WITHIN THE FIRST YEAR OF PURCHASE, TO 4% FOR REDEMPTIONS MADE WITHIN THE SECOND YEAR, TO 3% FOR REDEMPTIONS MADE WITHIN THE THIRD AND FOURTH YEARS, TO 2% FOR REDEMPTIONS MADE WITHIN THE FIFTH YEAR, TO 1% FOR REDEMPTIONS MADE WITHIN THE SIXTH YEAR AND TO 0% FOR REDEMPTIONS MADE AFTER THE SIXTH YEAR. FOR CLASS C SHARES, A 1% CDSC APPLIES TO THE LESSER OF AMOUNT INVESTED OR REDEMPTION VALUE OF CLASS C SHARES REDEEMED WITHIN TWELVE MONTHS AFTER PURCHASE. SOLELY FOR PURPOSES OF DETERMINING THE NUMBER OF MONTHS OR YEARS FROM THE TIME OF ANY PAYMENT FOR THE PURCHASE OF SHARES, ALL PAYMENTS DURING A MONTH ARE TOTALED AND DEEMED TO HAVE BEEN MADE ON THE FIRST DAY OF THE MONTH.


(2) A 1% CDSC MAY BE IMPOSED ON PURCHASES OF $2 MILLION OR MORE OF CLASS A SHARES THAT ARE REDEEMED WITHIN TWELVE MONTHS OF PURCHASE.

(3) MANAGEMENT FEES AND TOTAL ANNUAL FUND OPERATING EXPENSES HAVE BEEN RESTATED TO REFLECT THE CHANGE IN MANAGEMENT FEES EFFECTIVE JUNE 30, 1999; OTHERWISE, EXPENSE RATIOS ARE BASED ON OTHER FUND-LEVEL EXPENSES FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 1999, AND FOR CLASS B AND CLASS C, THE EXPENSES ATTRIBUTABLE TO EACH CLASS THAT ARE ANTICIPATED FOR THE CURRENT YEAR. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

EXAMPLE

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular Class A, Class B, Class C or Class Y shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

--------------------------------------------------------------------------------
IF SHARES ARE REDEEMED
AT END OF PERIOD:             1 YEAR     3 YEARS     5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Class A Shares                 $512       $697       $  897      $1,474
--------------------------------------------------------------------------------
Class B Shares                 $569       $823       $1,002      $1,759(1)
--------------------------------------------------------------------------------
Class C Shares                 $269       $523       $  902      $1,965
--------------------------------------------------------------------------------
Class Y Shares                 $ 84       $262       $  455      $1,014

--------------------------------------------------------------------------------
IF SHARES ARE NOT REDEEMED
AT END OF PERIOD:             1 YEAR     3 YEARS     5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Class A Shares                 $512       $697       $  897      $1,474
--------------------------------------------------------------------------------
Class B Shares                 $169       $523       $  902      $1,759(1)
--------------------------------------------------------------------------------
Class C Shares                 $169       $523       $  902      $1,965
--------------------------------------------------------------------------------
Class Y Shares                 $ 84       $262       $  455      $1,014
================================================================================


(1) REFLECTS ANNUAL OPERATING EXPENSES OF CLASS A AFTER CONVERSION OF CLASS B SHARES INTO CLASS A SHARES 8 YEARS AFTER THE MONTH IN WHICH THE SHARES WERE PURCHASED.

--------------------------------------------------------------------------------
AN OVERVIEW OF THE FUND

[GRAPHIC]

WADDELL & REED ADVISORS

CASH MANAGEMENT

(FORMERLY UNITED CASH MANAGEMENT) SEEKS MAXIMUM CURRENT INCOME CONSISTENT WITH STABILITY OF PRINCIPAL.

PRINCIPAL STRATEGIES

Cash Management seeks to achieve its goal by investing in U.S. dollar-denominated, high-quality money market obligations and instruments. High quality indicates that the securities will be rated A-1 or A-2 by S&P or Prime-1 or Prime-2 by MIS, or if unrated, will be of comparable quality as determined by WRIMCO. The Fund seeks, as well, to maintain a net asset value ("NAV") of $1.00 per share. The Fund maintains a dollar-weighted average maturity of 90 days or less, and the Fund invests only in securities with a remaining maturity of not more than 397 calendar days.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Because Cash Management owns different types of money market obligations and instruments, a variety of factors can affect its investment performance, such as:

- an increase in interest rates, which can cause the value of the Fund's holdings, especially securities with longer maturities, to decline;

- the credit quality and other conditions of the issuers whose securities the Fund holds;

- adverse bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline; and

- WRIMCO's skill in evaluating and managing the interest rate and credit risks of the Fund.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

WHO MAY WANT TO INVEST

Cash Management is designed for investors who are risk-averse and seek to preserve principal while earning current income and saving for short-term needs. You should consider whether the Fund fits your particular investment objectives.

[GRAPHIC]
--------------------------------------------------------------------------------
PERFORMANCE

CASH MANAGEMENT

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual total returns for the periods shown.

- The bar chart presents the average annual total returns for Class A and shows how performance has varied from year to year over the past ten calendar years.

- The performance table shows average annual total returns for each Class.

- The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

[CHART]

CHART OF YEAR-BY-YEAR RETURNS
AS OF DECEMBER 31, EACH YEAR (%)

  '90     '91     '92     '93     '94     '95     '96     '97     '98     '99
--------------------------------------------------------------------------------
  7.77%   5.65%   3.16%   2.38%   3.47%   5.30%   4.74%   4.91%   4.97%   4.61%
================================================================================


IN THE PERIOD SHOWN IN THE CHART, THE HIGHEST QUARTERLY RETURN WAS 1.93% (THE SECOND QUARTER OF 1990) AND THE LOWEST QUARTERLY RETURN WAS 0.54% (THE FIRST QUARTER OF 1994). AS OF DECEMBER 31, 1999, THE 7-DAY YIELD WAS EQUAL TO 5.35%. YIELDS ARE COMPILED BY ANNUALIZING THE AVERAGE DAILY DIVIDEND PER SHARE DURING THE TIME PERIOD FOR WHICH THE YIELD IS PRESENTED.


AVERAGE ANNUAL TOTAL RETURNS

AS OF DECEMBER 31, 1999 (%)    1 YEAR     5 YEARS     10 YEARS  LIFE OF CLASS(1)
--------------------------------------------------------------------------------
CLASS A SHARES OF THE FUND      4.61%       4.91%       4.69%
--------------------------------------------------------------------------------
CLASS B SHARES OF THE FUND                                         -3.79%
--------------------------------------------------------------------------------
CLASS C SHARES OF THE FUND                                          0.20%
================================================================================


(1) SINCE SEPTEMBER 9, 1999 FOR CLASS B SHARES AND SEPTEMBER 9, 1999 FOR CLASS C SHARES.

[GRAPHIC]
--------------------------------------------------------------------------------
FEES AND EXPENSES

CASH MANAGEMENT

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
-------------------------------------------------------------------------------
(FEES PAID DIRECTLY FROM                 CLASS A     CLASS B    CLASS C
YOUR INVESTMENT)                         SHARES      SHARES     SHARES
--------------------------------------------------------------------------------
MAXIMUM SALES CHARGE
(LOAD) IMPOSED ON
PURCHASES (AS A PERCENTAGE
OF OFFERING PRICE)                        None        None       None
--------------------------------------------------------------------------------
MAXIMUM DEFERRED
SALES CHARGE (LOAD)(1)
(AS A PERCENTAGE OF LESSER
OF AMOUNT INVESTED OR
REDEMPTION VALUE)                         None          5%         1%
================================================================================

ANNUAL FUND OPERATING EXPENSES(2)
--------------------------------------------------------------------------------
(EXPENSES THAT ARE DEDUCTED              CLASS A     CLASS B    CLASS C
FROM FUND ASSETS)                        SHARES      SHARES     SHARES
--------------------------------------------------------------------------------
MANAGEMENT FEES                           0.40%       0.40%      0.40%
--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE
(12b-1) FEES                              None        1.00%      1.00%
--------------------------------------------------------------------------------
OTHER EXPENSES                            0.44%       0.44%      0.44%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES                        0.84%       1.84%      1.84%
================================================================================


(1) THE CDSC, WHICH IS IMPOSED ON THE LESSER OF AMOUNT INVESTED OR REDEMPTION VALUE OF CLASS B SHARES, DECLINES FROM 5% FOR REDEMPTIONS MADE WITHIN THE FIRST YEAR OF PURCHASE, TO 4% FOR REDEMPTIONS MADE WITHIN THE SECOND YEAR, TO 3% FOR REDEMPTIONS MADE WITHIN THE THIRD AND FOURTH YEARS, TO 2% FOR REDEMPTIONS MADE WITHIN THE FIFTH YEAR, TO 1% FOR REDEMPTIONS MADE WITHIN THE SIXTH YEAR AND TO 0% FOR REDEMPTIONS MADE AFTER THE SIXTH YEAR. FOR CLASS C SHARES, A 1% CDSC APPLIES TO THE LESSER OF AMOUNT INVESTED OR REDEMPTION VALUE OF CLASS C SHARES REDEEMED WITHIN TWELVE MONTHS AFTER PURCHASE. SOLELY FOR PURPOSES OF DETERMINING THE NUMBER OF MONTHS OR YEARS FROM THE TIME OF ANY PAYMENT FOR THE PURCHASE OF SHARES, ALL PAYMENTS DURING A MONTH ARE TOTALED AND DEEMED TO HAVE BEEN MADE ON THE FIRST DAY OF THE MONTH.


(2) MANAGEMENT FEES AND TOTAL ANNUAL FUND OPERATING EXPENSES HAVE BEEN RESTATED TO REFLECT THE CHANGE IN MANAGEMENT FEES EFFECTIVE JUNE 30, 1999; OTHERWISE, EXPENSE RATIOS ARE BASED ON OTHER FUND-LEVEL EXPENSES OF THE FUND FOR THE FISCAL YEAR ENDED JUNE 30, 1999 AND FOR CLASS B AND CLASS C, THE EXPENSES ATTRIBUTABLE TO EACH CLASS THAT ARE ANTICIPATED FOR THE CURRENT YEAR. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

EXAMPLE

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular Class A, Class B or Class C shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


--------------------------------------------------------------------------------
IF SHARES ARE REDEEMED
AT END OF PERIOD:             1 YEAR     3 YEARS     5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Class A Shares                 $ 86       $268       $  466      $1,037
--------------------------------------------------------------------------------
Class B Shares                 $587       $879       $1,095      $1,894(1)
--------------------------------------------------------------------------------
Class C Shares                 $287       $579       $  995      $2,159

--------------------------------------------------------------------------------
IF SHARES ARE NOT REDEEMED
AT END OF PERIOD:             1 YEAR     3 YEARS     5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Class A Shares                 $ 86       $268        $466       $1,037
--------------------------------------------------------------------------------
Class B Shares                 $187       $579        $995       $1,894(1)
--------------------------------------------------------------------------------
Class C Shares                 $187       $579        $995       $2,159
================================================================================


(1) REFLECTS ANNUAL OPERATING EXPENSES OF CLASS A AFTER CONVERSION OF CLASS B SHARES INTO CLASS A SHARES 8 YEARS AFTER THE MONTH IN WHICH THE SHARES WERE PURCHASED.

[GRAPHIC]
--------------------------------------------------------------------------------
THE INVESTMENT PRINCIPLES OF THE FUNDS

INVESTMENT GOALS, PRINCIPAL STRATEGIES AND OTHER INVESTMENTS

WADDELL & REED ADVISORS BOND FUND


The goal of the Fund is a reasonable return with emphasis on preservation of capital. The Fund seeks to achieve this goal by investing primarily in a diversified portfolio of debt securities of any quality, and to a lesser extent, in non-investment grade securities, convertible securities and debt securities with warrants attached. The Fund may use various techniques (e.g., investing in put bonds) to manage the duration of its holdings. As a result, as interest rates rise, the duration, or price sensitivity to rising interest rates, of the Fund's holdings will typically decline. There is no guarantee that the Fund will achieve its goal.

The Fund limits its acquisition of securities so that at least 90% of its total assets will consist of debt securities. These debt securities primarily include corporate bonds, mostly of investment grade, and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

The Fund may invest in junk bonds, which are more susceptible to the risk of non-payment or default, and their prices may be more volatile than higher-rated bonds.


As well, the Fund may invest in foreign securities, which present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.


When WRIMCO believes that a defensive position is desirable, due to present or anticipated market or economic conditions, WRIMCO may take a number of actions. It may sell longer-term bonds and buy shorter-term bonds or money market instruments with the sales proceeds.

By taking a temporary defensive position, the Fund may not achieve its investment objective.

WADDELL & REED ADVISORS GOVERNMENT SECURITIES FUND

The goal of the Fund is high current income consistent with safety of principal. The Fund seeks to achieve its goal by investing exclusively in a diversified portfolio of U.S. Government securities. U.S. Government securities are high-quality instruments issued or guaranteed as to principal or interest by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. There is no guarantee that the Fund will achieve its goal.

Not all U.S. Government securities are backed by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the U.S. Treasury; others are backed by discretionary authority of the U.S. Government to purchase the agency's obligations, while others are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. The Fund may invest a significant portion of its assets in mortgage-backed securities guaranteed by the U.S. Government or one of its agencies or instrumentalities. The Fund invests in securities of agencies or instrumentalities only when WRIMCO is satisfied that the credit risk is acceptable.

Generally, in determining whether to sell a security, WRIMCO uses the same type of analysis that is used in buying securities of that type. For example, WRIMCO may sell a security if it believes the security no longer provides significant income potential or if the safety of the principal is weakened. As well, WRIMCO may sell a security to take advantage of more attractive investment opportunities or to raise cash.


When WRIMCO believes that a temporary defensive position is desirable, the Fund may increase its investments in U.S. Treasury securities and/or increase its cash position. By taking a temporary defensive position, the Fund may not achieve its investment objective.


WADDELL & REED ADVISORS HIGH INCOME FUND


WADDELL & REED ADVISORS HIGH INCOME FUND II

The primary goal of the Funds is to earn a high level of current income. As a secondary goal, the Funds seek capital growth when consistent with the primary goal. The Funds seek to achieve these goals by investing primarily in a diversified portfolio of high-yield, high-risk, fixed income securities, the risks of which are, in the judgment of WRIMCO, consistent with the Funds' goals. There is no guarantee that the Funds will achieve their goals.

The Funds primarily own debt securities; however, each Fund may also own, to a lesser degree, preferred stock, common stock and convertible securities. In general, the high income that the Funds seek is paid by debt securities in the lower rating categories of the established rating services or unrated securities that are determined by WRIMCO to be of comparable quality; these are securities rated BB or lower by S&P, or Ba or lower by MIS. Lower-quality debt securities, which include junk bonds, are considered to be speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness. The market prices of these securities may fluctuate more than higher-quality securities and may decline significantly in periods of general economic difficulty.

The Funds will each normally invest at least 80% of their respective total assets to seek a high level of current income. The Funds each limit their acquisition of common stock so that no more than 20% of each Fund's total assets will consist of common stock and no more than 10% of each Fund's total assets will consist of non-dividend-paying common stock.

The Funds may invest an unlimited amount of their assets in foreign securities. At this time, however, the Funds intend to invest in foreign securities to a limited extent.

When WRIMCO believes that a full or partial temporary defensive position is desirable, due to present or anticipated market or economic conditions, WRIMCO may take any one or more of the following steps with respect to the assets in each Fund's portfolio:

-    shorten the average maturity of the Fund's debt holdings;

- hold cash or cash equivalents (short-term investments, such as commercial paper and certificates of deposit) in varying amounts designed for defensive purposes; and/or

-    emphasize high-grade debt securities.

By taking a temporary defensive position in any one or more of these manners, the Funds may not achieve their investment objectives.

WADDELL & REED ADVISORS MUNICIPAL BOND FUND

The goal of the Fund is to provide income that is not subject to Federal income tax. The Fund seeks to achieve this goal by investing principally in a diversified portfolio of municipal bonds. There is no guarantee that the Fund will achieve its goal.

As used in this Prospectus, "municipal bonds" mean obligations the interest on which is not includable in gross income for Federal income tax purposes. The Fund and WRIMCO rely on the opinion of bond counsel for the issuer in determining whether obligations are municipal bonds.The Fund anticipates that not more than 40% of the dividends it will pay to shareholders will be treated as a tax preference item for AMT purposes.

Municipal bonds are issued by a wide range of state and local governments, agencies and authorities for various purposes. The two main types of municipal bonds are general obligation bonds and revenue bonds. For general obligation bonds, the issuer has pledged its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from specific sources; these may include revenues from a particular facility or class of facilities or a special tax or other revenue source. IDBs and PABs are revenue bonds issued by or on behalf of public authorities to obtain funds to finance privately operated facilities. The Fund may invest more than 25% of its total assets in IDBs.

Other municipal obligations include lease obligations of municipal authorities or entities and participations in these obligations.

At least 80% of the Fund's net assets will be invested, during normal market conditions, in municipal bonds of investment grade.

The Fund may invest up to 10% of its total assets in taxable debt securities other than municipal bonds. These must be either:

-    U.S. Government securities;

-    obligations of domestic banks and certain savings and loan associations;

-    commercial paper rated at least A by S&P or MIS; and/or

-    any of the foregoing obligations subject to repurchase agreements.

Subject to its policies regarding the amount of Fund assets invested in municipal bonds and taxable debt securities, the Fund may invest in other types of securities and use certain other instruments in seeking to achieve the Fund's goal. For example, the Fund may invest, to a lesser extent, in options, futures contracts, asset-backed securities and other derivative instruments if it is permitted to invest in the type of asset by which the return on, or value of, the derivative is measured. Income from taxable obligations, repurchase agreements and derivative instruments will be subject to Federal income tax. At this time, the Fund has limited exposure to futures contracts and similar derivative instruments. The Fund does, and may in the future, hold a significant portion of its assets in municipal bonds for which the applicable interest rate formula varies inversely with prevailing interest rates or otherwise may expose the bond to greater sensitivity to interest rate changes.

When WRIMCO believes that a temporary defensive position is desirable, it may take certain steps with respect to up to all of the Fund's assets, including any one or more of the following:

-    shorten the average maturity of the Fund's portfolio;

-    hold taxable obligations, subject to the limitations stated above;

- emphasize debt securities of a higher quality than those the Fund would ordinarily hold; or

- hedge exposure to interest rate risk by investing in futures contracts and options on futures contracts.

By taking a temporary defensive position, the Fund may not achieve its investment objective.

WADDELL & REED ADVISORS MUNICIPAL HIGH INCOME FUND


The goal of the Fund is to provide a high level of income that is not subject to Federal income tax. The Fund seeks to achieve this goal by investing in medium and lower-quality municipal bonds that provide higher yields than bonds of higher quality. The Fund anticipates that not more than 40% of the dividends it will pay to shareholders will be treated as a tax preference item for AMT purposes. There is no guarantee that the Fund will achieve its goal.


Municipal bonds are issued by a wide range of state and local governments, agencies and authorities for various purposes. The two main types of municipal bonds are general obligation bonds and revenue bonds. For general obligation bonds, the issuer has pledged its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from specific sources; these may include revenues from a particular facility or class of facilities or a special tax or other revenue sources. IDBs and PABs are revenue bonds issued by or on behalf of public authorities to obtain funds to finance privately operated facilities. Other municipal obligations include lease obligations of municipal authorities or entities and participations in these obligations.

Under normal market conditions, the Fund will:

-    invest substantially in bonds with remaining maturities of 10 to 30 years;

-    invest at least 80% of its total assets in municipal bonds; and

- invest at least 75% of its total assets in medium and lower-quality municipal bonds, which are bonds rated BBB through D by S&P, or Baa through C by MIS, or, if unrated, are determined by WRIMCO to be of comparable quality.

The Fund may invest in higher-quality municipal bonds, and invest less than 75% of its total assets in medium and lower-quality municipal bonds, at times when yield spreads are narrow and the higher yields do not justify the increased risk; and/or when, in the opinion of WRIMCO, there is a lack of medium and lower-quality securities in which to invest.

The Fund may invest 25% or more of its total assets in IDBs and PABs, in securities the payment of principal and interest on which is derived from revenue of similar projects, or in municipal bonds of issuers located in the same geographic area. The Fund will not, however, have more than 25% of its total assets in IDBs and PABs issued for any one industry or in any one state.

During normal market conditions, the Fund may invest up to 20% of its total assets in a combination of taxable obligations and in options, futures contracts and other taxable derivative instruments. The taxable obligations must be either:

-    U.S. Government securities;

-    obligations of domestic banks and certain savings and loan associations;

-    commercial paper rated at least A by S&P or MIS; and/or

-    any of the foregoing obligations subject to repurchase agreements.

The Fund may invest in certain derivative instruments if it is permitted to invest in the type of asset by which the return on, or value of, the derivative is measured. Income from taxable obligations and certain derivative instruments will be subject to Federal income tax. At this time, the Fund has limited exposure to derivative instruments.

At times WRIMCO may believe that a full or partial defensive position is desirable, temporarily, due to present or anticipated market or economic conditions that are affecting or could affect the values of municipal bonds. During such periods, the Fund may invest up to all of its assets in taxable obligations, which would result in a higher proportion of the Fund's income (and thus its dividends) being subject to Federal income tax. By taking a temporary defensive position, the Fund may not achieve its investment objective.

WADDELL & REED ADVISORS CASH MANAGEMENT


The goal of the Fund is maximum current income consistent with stability of principal. The Fund seeks to achieve its goal by investing in a diversified portfolio of high-quality money market instruments in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"). There is no guarantee that the Fund will achieve its goal.


The Fund invests only in the following U.S. dollar-denominated money market obligations and instruments:


- U.S. government obligations (including obligations of U.S. government agencies and instrumentalities);


- bank obligations and instruments secured by bank obligations, such as letters of credit;


-    commercial paper;


-    corporate debt obligations, including variable amount master demand notes;


-    Canadian government obligations; and


- certain other obligations (including municipal obligations) guaranteed as to principal and interest by a bank in whose obligations the Fund may invest or a corporation in whose commercial paper the Fund may invest.


The Fund only invests in bank obligations if they are obligations of a bank subject to regulation by the U.S. Government (including foreign branches of these banks) or obligations of a foreign bank having total assets of at least $500 million, and instruments secured by any such obligation.


WRIMCO may look at a number of factors in selecting securities for the Fund's portfolio. These include:


-    the credit quality of the particular issuer or guarantor of the security;


-    the maturity of the security; and


-    the relative value of the security.


Generally, in determining whether to sell a security, WRIMCO uses the same analysis that it uses in buying securities to determine if the security no longer offers adequate return or does not comply with Rule 2a-7. WRIMCO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.


You will find more information in the Statement of Additional Information ("SAI") about the Fund's valuation procedures.


ALL FUNDS

Each Fund may also invest in and use other types of instruments in seeking to achieve its goal(s). For example, each Fund is permitted to invest in options, futures contracts, asset-backed securities and other derivative instruments if it is permitted to invest in the type of asset by which the return on, or value of, the derivative is measured.

You will find more information about each Fund's permitted investments and strategies, as well as the restrictions that apply to them, in its SAI.

RISK CONSIDERATIONS OF PRINCIPAL STRATEGIES AND OTHER INVESTMENTS

Risks exist in any investment. Each Fund is subject to market risk, financial risk and prepayment risk.


- Market risk is the possibility of a change in the price of the security because of market factors including changes in interest rates. Bonds with longer maturities are more interest-rate sensitive. For example, if interest rates increase, the value of a bond with a longer maturity is more likely to decrease. Because of market risk, the share price of the Fund (other than Cash Management) will likely change as well.

- Financial risk is based on the financial situation of the issuer of the security. To the extent a Fund invests in debt securities, the Fund's financial risk depends on the credit quality of the underlying securities in which it invests. For an equity investment, a Fund's financial risk may depend, for example, on the earnings performance of the company issuing the stock.

- Prepayment risk is the possibility that, during periods of falling interest rates, a debt security with a high stated interest rate will be prepaid before its expected maturity date.

Certain types of each Fund's authorized investments and strategies, such as derivative instruments, involve special risks. Lower-quality debt securities are considered to be speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness. The market prices of these securities may fluctuate more than higher-quality securities and may decline significantly in periods of general economic difficulty. Foreign securities and foreign currencies may involve risks relating to currency fluctuations, political or economic conditions in the foreign country, and the potentially less stringent investor protection and disclosure standards of foreign markets. These factors could make foreign investments, especially those in developing countries, more volatile.

For IDBs and PABs, their credit quality is generally dependent on the credit standing of the company involved. To the extent that Municipal Bond Fund or Municipal High Income Fund invests in municipal bonds the payment of principal and interest on which is derived from revenue of similar projects, or in municipal bonds of issuers located in the same geographic area, each Fund may be more susceptible to the risks associated with economic, political or regulatory occurrences that might adversely affect particular projects or areas. Currently, Municipal High Income Fund invests a significant portion of its assets in IDBs and PABs associated with healthcare-oriented projects. The risks particular to these types of projects are construction risk and occupancy risk. You will find more information in the SAI about the types of projects in which each Fund may invest from time to time and a discussion of the risks associated with such projects.

Because each Fund owns different types of investments, its performance will be affected by a variety of factors. The value of a Fund's investments and the income it generates will vary from day to day, generally reflecting changes in interest rates, market conditions and other company and economic news. Performance will also depend on WRIMCO's skill in selecting investments.

[GRAPHIC]
--------------------------------------------------------------------------------
YOUR ACCOUNT

CHOOSING A SHARE CLASS

Each Fund offers four classes of shares: Class A, Class B, Class C and Class Y (except Cash Management does not offer Class Y). Each class has its own sales charge, if any, and expense structure. The decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If you are investing a substantial amount and plan to hold your shares for a long time, Class A shares may be the most appropriate for you. Class B and Class C shares are not available for investments of $2 million or more. If you are investing a lesser amount, you may want to consider Class B shares (if investing for at least seven years) or Class C shares (if investing for less than seven years). Class Y shares are designed for institutional investors and others investing through certain intermediaries, as described below.

Since your objectives may change over time, you may want to consider another class when you buy additional Fund shares. All of your future investments in a Fund will be made in the class you select when you open your account, unless you inform the Fund otherwise, in writing, when you make a future investment.

GENERAL COMPARISON OF CLASS A, CLASS B AND CLASS C SHARES


        CLASS A                CLASS B                     CLASS C
--------------------------------------------------------------------------------
- Initial sales charge   - No initial sales charge     - No initial sales charge
--------------------------------------------------------------------------------

- No deferred sales      - Deferred sales charge on    - A 1% deferred sales
  charge(1)                shares you sell within six    charge on shares you
                           years after purchase          sell within twelve
                                                         months after
                                                         purchase
--------------------------------------------------------------------------------
- Maximum distribution   - Maximum distribution and    - Maximum distribution
  and service (12b-1)      service (12b-1)               and service (12b-1)
  fees of 0.25%            fees of 1.00%                 fees of 1.00%
--------------------------------------------------------------------------------
- For an investment of   - Converts to Class A shares  - Does not convert to
  $2 million or more,      8 years after the month in    Class A shares, so
  only Class A  shares     which the shares were         annual expenses do
  are available            purchased, thus reducing      not decrease
                           future annual expenses
--------------------------------------------------------------------------------
                         - For an investment of
                           $300,000 or more,
                           your financial advisor
                           typically will recommend
                           purchase of Class A shares
                           due to a reduced sales
                           charge and lower annual
                           expenses
===============================================================================


(1)A 1% CDSC MAY APPLY TO PURCHASES OF $2 MILLION OR MORE OF CLASS A SHARES THAT ARE REDEEMED WITHIN TWELVE MONTHS OF PURCHASE.

GENERAL COMPARISON OF CLASS A, CLASS B AND CLASS C SHARES
CASH MANAGEMENT


       CLASS A                CLASS B                     CLASS C
--------------------------------------------------------------------------------

No initial sales charge  No initial sales charge     No initial sales charge
--------------------------------------------------------------------------------

Funds Plus Service       Funds Plus Service          Funds Plus Service
optional                 required for                required for
                         direct investment           direct investment
--------------------------------------------------------------------------------
                         Deferred sales charge       A 1% deferred sales
                         on shares you sell          charge on shares
                         within six years            you sell within
                                                     twelve months
--------------------------------------------------------------------------------
No distribution and      Maximum distribution        Maximum distribution
service (12b-1) fees     and service (12b-1) fees    and service (12b-1)
                         of 1.00%                    fees of 1.00%
--------------------------------------------------------------------------------
For an investment of     Converts to Class A shares  Does not convert to
$2,000,000 or more       8 years after the month     Class A shares, so
only Class A shares      in which the shares were    annual expenses
are available            purchased, thus reducing    do not decrease
                         future annual expenses
===============================================================================


Effective June 30, 2000, Cash Management Waddell & Reed Money Market C shares are closed to all investments other than re-invested dividends.

EACH FUND HAS ADOPTED A DISTRIBUTION AND SERVICE PLAN ("Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, for each of its Class A, Class B and Class C shares other than Cash Management Class A. Under the Class A Plan, each Fund may pay Waddell & Reed, Inc. a fee of up to 0.25%, on an annual basis, of the average daily net assets of the Class A shares. This fee is to reimburse Waddell & Reed, Inc. for the amounts it spends for distributing the Fund's Class A shares, providing service to Class A shareholders and/or maintaining Class A shareholder accounts. Under the Class B Plan and the Class C Plan, each Fund may pay Waddell & Reed, Inc., on an annual basis, a service fee of up to 0.25% of the average daily net assets of the class to compensate Waddell & Reed, Inc. for providing service to shareholders of that class and/or maintaining shareholder accounts for that class and a distribution fee of up to 0.75% of the average daily net assets of the class to compensate Waddell & Reed, Inc. for distributing shares of that class. Because a class's fees are paid out of the assets of that class on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

CLASS A SHARES are subject to an initial sales charge when you buy them (other than Cash Management), based on the amount of your investment, according to the tables below. Class A shares pay an annual 12b-1 fee of up to 0.25% of average Class A net assets. The ongoing expenses of this class are lower than those for Class B or Class C shares and higher than those for Class Y shares.

BOND FUND
HIGH INCOME FUND
HIGH INCOME FUND II

  SIZE OF PURCHASE


                                                    SALES CHARGE   REALLOWANCE
                                                    AS APPROX.     TO DEALERS
                                     SALES CHARGE   PERCENT OF     AS PERCENT
                                     AS PERCENT OF    AMOUNT       OF OFFERING
                                    OFFERING PRICE   INVESTED         PRICE
--------------------------------------------------------------------------------
  Under $100,000                          5.75%         6.10%       5.00%
--------------------------------------------------------------------------------

  $100,000 to less than $200,000          4.75          4.99        4.00
--------------------------------------------------------------------------------
  $200,000 to less than $300,000          3.50          3.63        2.80
--------------------------------------------------------------------------------
  $300,000 to less than $500,000          2.50          2.56        2.00
--------------------------------------------------------------------------------
  $500,000 to less than $1,000,000        1.50          1.52        1.20
--------------------------------------------------------------------------------
  $1,000,000 to less than $2,000,000      1.00          1.01        0.75
--------------------------------------------------------------------------------
  $2,000,000 and over                     0.00(1)       0.00(1)     0.50
===============================================================================


(1)NO SALES CHARGE IS PAYABLE AT THE TIME OF PURCHASE ON INVESTMENTS OF $2 MILLION OR MORE, ALTHOUGH FOR SUCH INVESTMENTS A FUND MAY IMPOSE A CDSC OF 1.00% ON CERTAIN REDEMPTIONS MADE WITHIN TWELVE MONTHS OF THE PURCHASE. THE CDSC IS ASSESSED ON AN AMOUNT EQUAL TO THE LESSER OF THE THEN CURRENT MARKET VALUE OR THE COST OF THE SHARES BEING REDEEMED. ACCORDINGLY, NO SALES CHARGE IS IMPOSED ON INCREASES IN NET ASSET VALUE ABOVE THE INITIAL PURCHASE PRICE.

GOVERNMENT SECURITIES FUND

MUNICIPAL BOND FUND
MUNICIPAL HIGH INCOME FUND


  SIZE OF PURCHASE


                                                     SALES CHARGE   REALLOWANCE
                                                     AS APPROX.     TO DEALERS
                                     SALES CHARGE    PERCENT OF     AS PERCENT
                                     AS PERCENT OF     AMOUNT       OF OFFERING
                                    OFFERING PRICE    INVESTED         PRICE
--------------------------------------------------------------------------------

  Under $100,000                          4.25%         4.44%       3.60%
--------------------------------------------------------------------------------

  $100,000 to less than $300,000          3.25          3.36        2.75
--------------------------------------------------------------------------------
  $300,000 to less than $500,000          2.50          2.56        2.00
--------------------------------------------------------------------------------
  $500,000 to less than $1,000,000        1.50          1.52        1.20
--------------------------------------------------------------------------------
  $1,000,000 to less than $2,000,000      1.00          1.01        0.75
--------------------------------------------------------------------------------
  $2,000,000 and over                     0.00(1)       0.00(1)     0.50
===============================================================================


(1)NO SALES CHARGE IS PAYABLE AT THE TIME OF PURCHASE ON INVESTMENTS OF $2 MILLION OR MORE, ALTHOUGH FOR SUCH INVESTMENTS THE FUND MAY IMPOSE A CDSC OF 1.00% ON CERTAIN REDEMPTIONS MADE WITHIN TWELVE MONTHS OF THE PURCHASE. THE CDSC IS ASSESSED ON AN AMOUNT EQUAL TO THE LESSER OF THE THEN CURRENT MARKET VALUE OR THE COST OF THE SHARES BEING REDEEMED. ACCORDINGLY, NO SALES CHARGE IS IMPOSED ON INCREASES IN NET ASSET VALUE ABOVE THE INITIAL PURCHASE PRICE.


Waddell & Reed, Inc. and its affiliates may pay additional compensation from its own resources to securities dealers based upon the value of shares of the Fund owned by the dealer for its own account or for its customers. Waddell & Reed, Inc. may also provide compensation from its own resources to securities dealers with respect to the other shares of the Fund purchased by customers of such dealers without payment of a sales charge.

SALES CHARGE REDUCTIONS AND WAIVERS

LOWER SALES CHARGES ARE AVAILABLE BY:

- Combining additional purchases of Class A shares of any of the funds in the Waddell & Reed Advisors Funds and/or the W&R Funds except shares of Waddell & Reed Advisors Cash Management (formerly United Cash Management) or Class A shares of W&R Funds Money Market Fund unless acquired by exchange for Class A shares on which a sales charge was paid (or as a dividend or distribution on such acquired shares), with the net asset value ("NAV") of Class A shares already held ("Rights of Accumulation");

- Grouping all purchases of Class A shares, except shares of Waddell & Reed Advisors Cash Management or W&R Funds Money Market Fund, made during a thirteen-month period ("Letter of Intent"); and

-  Grouping purchases by certain related persons.

Additional information and applicable forms are available from your financial advisor.

WAIVERS FOR CERTAIN INVESTORS

CLASS A SHARES MAY BE PURCHASED AT NAV BY:

- The Directors and officers of the Fund or of any affiliated entity of Waddell & Reed, Inc., employees of Waddell & Reed, Inc., employees of its affiliates, financial advisors of Waddell & Reed, Inc. and the spouse, children, parents, children's spouses and spouse's parents of each;

-  Certain retirement plans and certain trusts for these persons; and

- Until March 31, 2001, clients of Legend Equities Corporation ("Legend") if the purchase is made with the proceeds of the redemption of shares of a mutual fund which is not within the Waddell & Reed Advisors Funds or W&R Funds and the purchase is made within 60 days of such redemption.

You will find more information in the SAI about sales charge reductions and waivers.

CONTINGENT DEFERRED SALES CHARGE. A CDSC may be assessed against your redemption amount of Class B or Class C shares or certain Class A shares and paid to Waddell & Reed, Inc. (the "Distributor"), as further described below. The purpose of the CDSC is to compensate the Distributor for the costs incurred by it in connection with the sale of the Fund's Class B or Class C shares or with Class A investments of $2 million or more at NAV. The CDSC will not be imposed on shares representing payment of dividends or other distributions or on amounts which represent an increase in the value of a shareholder's account resulting from capital appreciation above the amount paid for the shares purchased during the CDSC period. For Class B, the date of redemption is measured in calendar months from the month of purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month. The CDSC is applied to the lesser of amount invested or redemption value.

To keep your CDSC as low as possible, each time you place a request to redeem shares, the Fund assumes that a redemption is made first of shares not subject to a deferred sales charge (including shares which represent appreciation on shares held, reinvested dividends and distributions), and then of shares that represent the lowest sales charge.

Unless instructed otherwise, a Fund, when requested to redeem a specific dollar amount, will redeem additional shares of the applicable class that are equal in value to the CDSC. For example, should you request a $1,000 redemption and the applicable CDSC is $27, the Fund will redeem shares having an aggregate NAV of $1,027, absent different instructions.


CLASS B SHARES are not subject to an initial sales charge when you buy them. However, you may pay a CDSC if you sell your Class B shares within six years of their purchase, based on the table below. Class B shares pay an annual 12b-1 service fee of up to 0.25% of average net assets and a distribution fee of up to 0.75% of average net assets. Over time, these fees will increase the cost of your investment and may cost you more than if you had purchased Class A shares. Class B shares, and any dividends and distributions paid on such shares, automatically convert to Class A shares eight years after the end of the month in which the shares were purchased. Such conversion will be on the basis of the relative net asset values per share, without the imposition of any sales load, fee or other charge. The Class A shares have lower ongoing expenses.

The Fund will redeem your Class B shares at their NAV next calculated after receipt of a written request for redemption in good order, subject to the CDSC discussed below.



   CONTINGENT DEFERRED SALES CHARGE
   ON SHARES SOLD WITHIN YEAR               AS % OF AMOUNT SUBJECT TO CHARGE
--------------------------------------------------------------------------------
        1                                                  5.0%
--------------------------------------------------------------------------------
        2                                                  4.0%
--------------------------------------------------------------------------------
        3                                                  3.0%
--------------------------------------------------------------------------------
        4                                                  3.0%
--------------------------------------------------------------------------------
        5                                                  2.0%
--------------------------------------------------------------------------------
        6                                                  1.0%
--------------------------------------------------------------------------------
        7+                                                 0.0%
--------------------------------------------------------------------------------


In the table, a "year" is a 12-month period. In applying the sales charge, all purchases are considered to have been made on the first day of the month in which the purchase was made.


For example, if a shareholder opens an account on July 14, 2000, then redeems all Class B shares on July 12, 2001, the shareholder will pay a CDSC of 4%, the rate applicable to redemptions made within the second year of purchase. All Class B purchases made prior to July 1, 2000, will be automatically accelerated to the revised method of calculating the CDSC. Any purchase made in 1999 will be deemed to have been made on December 1, 1998. Any purchase made from January 1, 2000 to June 30, 2000 will be deemed to have been made on December 1, 1999.


CLASS C SHARES are not subject to an initial sales charge when you buy them, but if you sell your Class C shares within twelve months after purchase, you will pay a 1% CDSC. For purposes of the CDSC, purchases of Class C shares within a month will be considered as being purchased on the first day of the month. Class C shares pay an annual 12b-1 service fee of up to 0.25% of average net assets and a distribution fee of up to 0.75% of average net assets. Over time, these fees will increase the cost of your investment and may cost you more than if you had purchased Class A shares. Class C shares do not convert to any other class.

For Class C shares, the CDSC will be applied to the lesser of amount invested or redemption value of shares that have been held for twelve months or less.

THE CDSC WILL NOT APPLY IN THE FOLLOWING CIRCUMSTANCES:

- redemptions of shares requested within one year of the shareholder's death or disability, provided the Fund is notified of the death or disability at the time of the request and furnished proof of such event satisfactory to the Distributor.


- redemptions of shares made to satisfy required minimum distributions after age 70 1/2 from a qualified retirement plan, a required minimum distribution from an individual retirement account, Keogh plan or custodial account under section 403(b)(7) of the Internal Revenue Code of 1986, as amended ("Code"), a tax-free return of an excess contribution, or that otherwise results from the death or disability of the employee, as well as in connection with redemptions by any tax-exempt employee benefit plan for which, as a result of a subsequent law or legislation, the continuation of its investment would be improper.


- redemptions of shares purchased by current or retired Directors of the Fund, and Directors of affiliated companies, current or retired officers or employees of the Fund, WRIMCO, the Distributor or their affiliated companies, financial advisors of Waddell & Reed, Inc., and by the members of immediate families of such persons.

- redemptions of shares made pursuant to a shareholder's participation in any systematic withdrawal service adopted for a Fund. (The service and this exclusion from the CDSC do not apply to a one-time withdrawal.)


- redemptions the proceeds of which are reinvested within forty-five days in shares of the same class of the Fund as that redeemed.


-  the exercise of certain exchange privileges.


- redemptions effected pursuant to each Fund's right (other than High Income Fund ) to liquidate a shareholder's shares if the aggregate NAV of those shares is less than $500, or $250 for Cash Management.


- redemptions effected by another registered investment company by virtue of a merger or other reorganization with a Fund or by a former shareholder of such investment company of shares of a Fund acquired pursuant to such reorganization.

These exceptions may be modified or eliminated by a Fund at any time without prior notice to shareholders, except with respect to redemptions effected pursuant to the Fund's right to liquidate a shareholder's shares, which requires certain notice.

CLASS Y SHARES are not subject to a sales charge or annual 12b-1 fees.

Class Y shares are only available for purchase by:

-  participants of employee benefit plans established under section 403(b) or section 457, or qualified under section 401 of the Code, including 401(k) plans, when the plan has 100 or more eligible employees and holds the shares in an omnibus account on the Fund's records;

- banks, trust institutions, investment fund administrators and other third parties investing for their own accounts or for the accounts of their customers where such investments for customer accounts are held in an omnibus account on the Fund's records;

- government entities or authorities and corporations whose investment within the first twelve months after initial investment is $10 million or more; and

- certain retirement plans and trusts for employees and financial advisors of Waddell & Reed, Inc. and its affiliates.

WAYS TO SET UP YOUR ACCOUNT

The different ways to set up (register) your account are listed below.

INDIVIDUAL OR JOINT TENANTS
FOR YOUR GENERAL INVESTMENT NEEDS

Individual accounts are owned by one person. Joint accounts have two or more owners (tenants).

BUSINESS OR ORGANIZATION

FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS, INSTITUTIONS OR OTHER GROUPS

RETIREMENT PLANS

TO SHELTER YOUR RETIREMENT SAVINGS FROM INCOME TAXES

Retirement plans allow individuals to shelter investment income and capital gains from current income taxes. In addition, contributions to these accounts (other than Roth IRAs and Education IRAs) may be tax-deductible.

- INDIVIDUAL RETIREMENT ACCOUNTS (IRAS) allow a certain individual under age 70 1/2, with earned income, to invest up to $2,000 per tax year. The maximum for an investor and his or her spouse is $4,000 ($2,000 for each spouse) or, if less, the couple's combined earned income for the taxable year.

- IRA ROLLOVERS retain special tax advantages for certain distributions from employer-sponsored retirement plans.

- ROTH IRAs allow certain individuals to make nondeductible contributions up to $2,000 per year. The maximum annual contribution for an investor and his or her spouse is $4,000 ($2,000 for each spouse) or, if less, the couple's combined earned income for the taxable year. Withdrawals of earnings may be tax free if the account is at least five years old and certain other requirements are met.

- EDUCATION IRAs are established for the benefit of a minor, with nondeductible contributions up to $500 per year, and permit tax-free withdrawals to pay the higher education expenses of the beneficiary.

- SIMPLIFIED EMPLOYEE PENSION PLANS (SEP-IRAs) provide business owners or those with self-employed income (and their eligible employees) with many of the same advantages as a Profit Sharing Plan, but with fewer administrative requirements.

- SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE PLANS) can be established by small employers to contribute to and allow their employees to contribute a portion of their wages pre-tax to retirement accounts. This plan-type generally involves fewer administrative requirements than 401(k) or other qualified plans.

- KEOGH PLANS allow self-employed individuals to make tax-deductible contributions for themselves of up to 25% of their annual earned income, with a maximum of $30,000 per year.

- PENSION AND PROFIT-SHARING PLANS, INCLUDING 401(K) PLANS, allow corporations and nongovernmental tax-exempt organizations of all sizes and/or their employees to contribute a percentage of the employees' wages or other amounts on a tax-deferred basis. These accounts need to be established by the administrator or trustee of the plan.

- 403(b) CUSTODIAL ACCOUNTS are available to employees of public school systems, churches and certain types of charitable organizations.

- 457 ACCOUNTS allow employees of state and local governments and certain charitable organizations to contribute a portion of their compensation on a tax-deferred basis.

GIFTS OR TRANSFERS TO A MINOR

TO INVEST FOR A CHILD'S EDUCATION OR OTHER FUTURE NEEDS

These custodial accounts provide a way to give money to a child and obtain tax benefits. An individual can give up to $10,000 a year per child free of Federal transfer tax consequences. Depending on state laws, you can set up a custodial account under the Uniform Transfers to Minors Act ("UTMA") or the Uniform Gifts to Minors Act ("UGMA").

TRUST

FOR MONEY BEING INVESTED BY A TRUST

The trust must be established before an account can be opened, or you may use a trust form made available by Waddell & Reed. Contact your Waddell & Reed financial advisor for the form.

BUYING SHARES

YOU MAY BUY SHARES OF EACH OF THE FUNDS through Waddell & Reed, Inc. and its financial advisors or through advisors of Legend. To open your account you must complete and sign an application. Your financial advisor can help you with any questions you might have.

TO PURCHASE ANY CLASS OF SHARES BY CHECK, make your check payable to Waddell & Reed, Inc. Mail the check, along with your completed application, to:

                              Waddell & Reed, Inc.
                                 P. O. Box 29217
                             Shawnee Mission, Kansas
                                   66201-9217

TO PURCHASE CLASS Y SHARES (AND CLASS A SHARES OF CASH MANAGEMENT) BY WIRE, you must first obtain an account number by calling 800-366-2520, then mail a completed application to Waddell & Reed, Inc., at the above address, or fax it to 913-236-5044. Instruct your bank to wire the amount you wish to invest, along with the account number and registration, to UMB Bank, n.a., ABA Number 101000695, for the account of Waddell & Reed Number 9800007978, Special Account for Exclusive Benefit of Customers FBO Customer Name and Account Number.

You may also buy Class Y shares of a Fund indirectly through certain broker-dealers, banks and other third parties, some of which may charge you a fee. These firms may have additional requirements regarding the purchase of Class Y shares.

THE PRICE TO BUY A FUND SHARE is its offering price, which is calculated every business day.

The OFFERING PRICE of a share (the price to buy one share of a particular class) is the next NAV calculated per share of that class plus, for Class A shares, the sales charge shown in the tables.

In the calculation of a Fund's NAV:

- The securities in the Fund's portfolio that are listed or traded on an exchange are valued primarily using market prices.

- Bonds are generally valued according to prices quoted by an independent pricing service.

- Short-term debt securities are valued at amortized cost, which approximates market value.

- Other investment assets for which market prices are unavailable are valued at their fair value by or at the direction of the Board of Directors.

EACH FUND IS OPEN FOR BUSINESS each day the New York Stock Exchange (the "NYSE") is open. The Funds normally calculate their NAVs as of the close of business of the NYSE, normally 4 p.m. Eastern time, except that an option or futures contract held by a Fund may be priced at the close of the regular session of any other securities exchange on which that instrument is traded.

The Funds may invest in securities listed on foreign exchanges which may trade on Saturdays or on U.S. national business holidays when the NYSE is closed. Consequently, the NAV of Fund shares may be significantly affected on days when a Fund does not price its shares and when you are not able to purchase or redeem a Fund's shares. Similarly, if an event materially affecting the value of foreign investments or foreign currency exchange rates occurs prior to the close of business of the NYSE but after the time their values are otherwise determined, such investments or exchange rates may be valued at their fair value as determined in good faith by or under the direction of each Fund's Board of Directors.


WHEN YOU PLACE AN ORDER TO BUY SHARES, your order will be processed at the next offering price calculated after your order is received and accepted. Note the following:


-  All of your purchases must be made in U.S. dollars.

- If you buy shares by check, and then sell those shares by any method other than by exchange to another fund in the Waddell & Reed Advisors Funds and/or W&R Funds, the payment may be delayed for up to ten days to ensure that your previous investment has cleared.


- The Funds do not issue certificates representing Class B, Class C or Class Y shares. Cash Management also does not normally issue certificates representing Class A shares.


- If you purchase shares of a Fund from certain broker-dealers, banks or other authorized third parties, the Fund will be deemed to have received your purchase order when that third party (or its designee) has received your order. Your order will receive the offering price next calculated after the order has been received in proper form by the authorized third party (or its designee). You should consult that firm to determine the time by which it must receive your order for you to purchase shares of a Fund at that day's price.

When you sign your account application, you will be asked to certify that your Social Security or other taxpayer identification number is correct and whether you are subject to backup withholding for failing to report income to the Internal Revenue Service.

Waddell & Reed, Inc. reserves the right to reject any purchase orders, including purchases by exchange, and it and the Funds reserve the right to discontinue offering Fund shares for purchase.

MINIMUM INVESTMENTS

  FOR CLASS A, CLASS B AND CLASS C:
  TO OPEN AN ACCOUNT                                               $500 (per Fund)
-----------------------------------------------------------------------------------
  For certain exchanges                                            $100 (per Fund)
-----------------------------------------------------------------------------------
  For certain retirement accounts and accounts opened
  with Automatic Investment Service                                 $50 (per Fund)
-----------------------------------------------------------------------------------
  For certain retirement accounts and accounts opened
  through payroll deductions for or by employees of
  WRIMCO, Waddell & Reed, Inc. and their affiliates                 $25 (per Fund)
-----------------------------------------------------------------------------------
  TO ADD TO AN ACCOUNT                                                 Any amount
-----------------------------------------------------------------------------------
  For certain exchanges                                            $100 (per Fund)
-----------------------------------------------------------------------------------
  For Automatic Investment Service                                  $25 (per Fund)
-----------------------------------------------------------------------------------
  FOR CLASS Y:
  TO OPEN AN ACCOUNT
-----------------------------------------------------------------------------------
  For a government entity or authority                              $10 million
  or for a corporation                              (within first twelve months)
-----------------------------------------------------------------------------------
  For other investors                                                Any amount
-----------------------------------------------------------------------------------
  TO ADD TO AN ACCOUNT                                               Any amount
===================================================================================

ADDING TO YOUR ACCOUNT
Subject to the minimums described under "Minimum Investments," you can make additional investments of any amount at any time.

TO ADD TO YOUR ACCOUNT, make your check payable to Waddell & Reed, Inc. Mail the check to Waddell & Reed, Inc., along with:

- the detachable form that accompanies the confirmation of a prior purchase or your year-to-date statement; or

- a letter stating your account number, the account registration, the Fund and the class of shares that you wish to purchase.

TO ADD TO YOUR CLASS Y ACCOUNT (OR YOUR CLASS A CASH MANAGEMENT ACCOUNT) BY
WIRE: Instruct your bank to wire the amount you wish to invest, along with the account number and registration, to UMB Bank, n.a., ABA Number 101000695, for the account of Waddell & Reed Number 9800007978, Special Account for Exclusive Benefit of Customers FBO Customer Name and Account Number.

If you purchase shares of the Funds from certain broker-dealers, banks or other authorized third parties, additional purchases may be made through those firms.

SELLING SHARES
You can arrange to take money out of your Fund account at any time by selling (redeeming) some or all of your shares.

The REDEMPTION PRICE (price to sell one share of a particular class of a Fund) is the NAV per share of that Fund class, subject to any CDSC applicable to Class A, Class B or Class C shares.

TO SELL SHARES BY WRITTEN REQUEST: Complete an Account Service Request form, available from your financial advisor, or write a letter of instruction with:

-  the name on the account registration;

-  the Fund's name;

-  the Fund account number;

-  the dollar amount or number, and the class, of shares to be redeemed; and

-  any other applicable requirements listed in the table below.

Deliver the form or your letter to your financial advisor, or mail it to:

                         Waddell & Reed Services Company
                                 P. O. Box 29217
                             Shawnee Mission, Kansas
                                   66201-9217

Unless otherwise instructed, Waddell & Reed Services Company will send a check to the address on the account.

TO SELL CLASS Y SHARES OR CLASS A SHARES OF CASH MANAGEMENT BY TELEPHONE OR FAX:
If you have elected this method in your application or by subsequent authorization, call 888-WADDELL, or fax your request to 913-236-1599, and give your instructions to redeem Class Y shares and make payment by wire to your predesignated bank account or by check to you at the address on the account.

TO SELL CLASS A SHARES OF CASH MANAGEMENT OR GOVERNMENT SECURITIES BY CHECK: If you have elected this method in your application or by subsequent authorization, the Fund will provide you with forms or checks drawn on UMB Bank, n.a. You may make these checks payable to the order of any payee in any amount of $250 or more.

WHEN YOU PLACE AN ORDER TO SELL SHARES, your shares will be sold at the next NAV calculated, subject to any applicable CDSC, after receipt of a written request for redemption in good order by Waddell & Reed Services Company at the address listed above. Note the following:

- If more than one person owns the shares, each owner must sign the written request.

-  If you hold a certificate, it must be properly endorsed and sent to the Fund.

- If you recently purchased the shares by check, the Fund may delay payment of redemption proceeds. You may arrange for the bank upon which the purchase check was drawn to provide to the Fund telephone or written assurance that the check has cleared and been honored. If you do not, payment of the redemption proceeds on these shares will be delayed until the earlier of 10 days or the date the Fund can verify that your purchase check has cleared and been honored.

- Redemptions may be suspended or payment dates postponed on days when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission.

- Payment is normally made in cash, although under extraordinary conditions redemptions may be made in portfolio securities when a Fund's Board of Directors determines that conditions exist making cash payments undesirable. A Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its NAV during any 90-day period for any one shareholder.

- If you purchased shares from certain broker-dealers, banks or other authorized third parties, you may sell those shares through those firms, some of which may charge you a fee and may have additional requirements to sell Fund shares. The Fund will be deemed to have received your order to sell shares when that firm (or its designee) has received your order. Your order will receive the NAV of the applicable Class subject to any applicable CDSC next calculated after the order has been received in proper form by the authorized firm (or its designee). You should consult that firm to determine the time by which it must receive your order for you to sell shares at that day's price.


  SPECIAL REQUIREMENTS FOR SELLING SHARES


  ACCOUNT TYPE             SPECIAL REQUIREMENTS
--------------------------------------------------------------------------------
  Individual               The written instructions must be
  or Joint Tenant          signed by all persons required to sign for
                           transactions, exactly as their names appear on the
                           account.
--------------------------------------------------------------------------------
  Sole                     The written instructions must be
  Proprietorship           signed by the individual owner of the business.
--------------------------------------------------------------------------------
  UGMA,                    The custodian must sign the written instructions
  UTMA                     indicating capacity as custodian.
--------------------------------------------------------------------------------
  Retirement               The written instructions must be signed by a
  Account                  properly authorized person.
--------------------------------------------------------------------------------
  Trust                    The trustee must sign the written instructions
                           indicating capacity as trustee. If the trustee's name
                           is not in the account registration, provide a
                           currently certified copy of the trust document.
--------------------------------------------------------------------------------
  Business                 At least one person authorized by
  or Organization          corporate resolution to act on the account must sign
                           the written instructions.
--------------------------------------------------------------------------------
  Conservator, Guardian or The written instructions must be signed by the
  Other Fiduciary          person properly authorized by court order to act in
                           the particular fiduciary capacity.
================================================================================


A Fund may require a signature guarantee in certain situations such as:

-  a redemption request made by a corporation, partnership or fiduciary;

-  a redemption request made by someone other than the owner of record; or

-  the check is made payable to someone other than the owner of record.

This requirement is to protect you and Waddell & Reed from fraud. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public.

EACH FUND RESERVES THE RIGHT TO REDEEM at NAV all of your Fund shares (other than High Income Fund) in your account if their aggregate NAV is less than $500, or $250 for Cash Management. The Fund will give you notice and a 60-day opportunity to purchase a sufficient number of additional shares to bring the aggregate NAV of your shares to $500, or $250 for Cash Management. Cash Management may charge a fee of $1.75 per month on all accounts with a NAV of less than $250, except for retirement plan accounts.

YOU MAY REINVEST, without charge, all or part of the amount of Class A shares of a Fund you redeemed by sending to the Fund the amount you want to reinvest. The reinvested amounts must be received by the Fund within forty-five days after the date of your redemption. You may do this only once with Class A shares of a Fund.

The CDSC will not apply to the proceeds of Class A (as applicable), Class B or Class C shares of a Fund which are redeemed and then reinvested in Class A, Class B or Class C shares, as applicable, of the Fund within forty-five days after such redemption. The Distributor will, with your reinvestment, restore an amount equal to the deferred sales charge attributable to the amount reinvested by adding the deferred sales charge amount to your reinvestment. For purposes of determining future deferred sales charges, the reinvestment will be treated as a new investment. You may do this only once as to Class A shares of a Fund, once as to Class B shares of a Fund and once as to Class C shares of a Fund.


Payments of principal and interest on loans made pursuant to a 401(a) qualified plan (if such loans are permitted by the plan) may be reinvested, without payment of a sales charge, in Class A shares of any Waddell & Reed Advisors Fund in which the plan may invest.

TELEPHONE TRANSACTIONS

The Funds and their agents will not be liable for following instructions communicated by telephone that they reasonably believe to be genuine. Each Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If a Fund fails to do so, the Fund may be liable for losses due to unauthorized or fraudulent instructions. Current procedures relating to instructions communicated by telephone include tape recording instructions, requiring personal identification and providing written confirmations of transactions effected pursuant to such instructions.

SHAREHOLDER SERVICES

Waddell & Reed provides a variety of services to help you manage your account.

PERSONAL SERVICE

Your local financial advisor is available to provide personal service. Additionally, a toll-free call, 800-366-5465, connects you to a Client Services Representative or our automated customer telephone service. During normal business hours, our Client Services staff is available to answer your questions or update your account records. At almost any time of the day or night, you may access your account information from a touch-tone phone, or from our web site, www.waddell.com, to:

-  Obtain information about your accounts;

- Obtain price information about other funds in the Waddell & Reed Advisors Funds and/or W&R Funds; or

-  Request duplicate statements.

REPORTS
Statements and reports sent to you include the following:

- confirmation statements (after every purchase, other than those purchases made through Automatic Investment Service, and after every exchange, transfer or redemption)

-  year-to-date statements (quarterly)

-  annual and semiannual reports to shareholders (every six months)

To reduce expenses, only one copy of the most recent annual and semiannual reports of the Funds may be mailed to your household, even if you have more than one account with a Fund. Call the telephone number listed for Client Services if you need additional copies of annual or semiannual reports or account information.

EXCHANGES

You may sell your shares and buy shares of the same Class of another Fund in the Waddell & Reed Advisors Funds or in W&R Funds without the payment of an additional sales charge if you buy Class A shares or payment of a CDSC when you exchange Class B or Class C shares. For Class B and Class C shares or Class A shares to which the CDSC would otherwise apply, the time period for the deferred sales charge will continue to run. In addition, exchanging Class Y shareholders in the Waddell & Reed Advisors Funds may buy Class A shares of Waddell & Reed Advisors Cash Management.

You may exchange any Class A shares of the Government Securities, Municipal Bond and Municipal High Income Funds that you have held for at least six months and any Class A shares of these Funds acquired as payment of a dividend or distribution for Class A shares of any other fund in the Waddell & Reed Advisors Funds. You may exchange any Class A shares of the Government Securities, Municipal Bond and Municipal High Income Funds that you have held for less than six months only for Class A shares of Government Securities, Municipal Bond, and Municipal High Income Funds and Cash Management.

You may exchange only into funds that are legally permitted for sale in your state of residence. Note that exchanges out of a Fund may have tax consequences for you. Before exchanging into a fund, read its prospectus.

THE FUNDS RESERVE THE RIGHT to terminate or modify these exchange privileges at any time, upon notice in certain instances.

AUTOMATIC TRANSACTIONS FOR CLASS A, CLASS B AND CLASS C SHAREHOLDERS

Flexible Withdrawal Service lets you set up ongoing monthly, quarterly, semiannual or annual redemptions from your account.

Regular Investment Plans allow you to transfer money into your Fund account, or between fund accounts, automatically. While Regular Investment Plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses and other long-term financial goals.

Certain restrictions and fees imposed by the plan custodian may also apply for retirement accounts. Speak with your financial advisor for more information.


  REGULAR INVESTMENT PLANS

  AUTOMATIC INVESTMENT SERVICE
  TO MOVE MONEY FROM YOUR BANK ACCOUNT TO AN EXISTING FUND ACCOUNT

                    MINIMUM AMOUNT              MINIMUM FREQUENCY
                    $25 (per Fund)                   Monthly
--------------------------------------------------------------------------------

FUNDS PLUS SERVICE
TO MOVE MONEY FROM WADDELL & REED ADVISORS CASH MANAGEMENT TO A FUND WHETHER IN THE SAME OR A DIFFERENT ACCOUNT IN THE SAME CLASS

                    MINIMUM AMOUNT              MINIMUM FREQUENCY
                    $100 (per Fund)                  Monthly
--------------------------------------------------------------------------------

DISTRIBUTIONS AND TAXES
DISTRIBUTIONS

Each Fund distributes substantially all of its net investment income and net capital gains to its shareholders each year.

Usually, a Fund distributes net investment income at the following times: Bond Fund, High Income Fund, and Municipal Bond Fund, monthly; Cash Management, Government Securities Fund, Municipal High Income Fund and High Income Fund II, daily. Dividends declared for a particular day are paid to shareholders of record on the prior business day. However, dividends delared for Saturday and Sunday are paid to shareholders of record on the preceeding Thursday. Net capital gains (and any net gains from foreign currency transactions) usually are distributed in December.


DISTRIBUTION OPTIONS. When you open an account, specify on your application how you want to receive your distributions. Each Fund offers two options:

1. SHARE PAYMENT OPTION. Your dividends, capital gains and other distributions with respect to a class will be automatically paid in additional shares of the same class of the Fund. If you do not indicate a choice on your application, you will be assigned this option.

2. CASH OPTION. You will be sent a check for your dividends, capital gains and other distributions if the total distribution is equal to or greater than five dollars. If the distribution is less than five dollars, it will be automatically paid in additional shares of the same class of the Fund.

For retirement accounts, all distributions are automatically paid in additional shares.

TAXES
As with any investment, you should consider how your investment in a Fund will be taxed. If your account is not a tax-deferred retirement account (or you are not otherwise exempt from income tax), you should be aware of the following tax implications:

TAXES ON DISTRIBUTIONS. Dividends from a Fund's investment company taxable income (which includes net short-term gains), if any, generally are taxable to you as ordinary income whether received in cash or paid in additional Fund shares. Distributions of a Fund's net capital gains, when designated as such, are taxable to you as long-term capital gains, whether received in cash or paid in additional Fund shares and regardless of the length of time you have owned your shares. For Federal income tax purposes, your long-term capital gains generally are taxed at a maximum rate of 20%.

Each Fund notifies you after each calendar year-end as to the amounts of dividends and other distributions paid (or deemed paid) to you for that year.

A portion of the dividends paid by a Fund, whether received in cash or paid in additional Fund shares, may be eligible for the dividends received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by a Fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends received deduction are subject indirectly to the Federal alternative minimum tax.

WITHHOLDING. Each Fund must withhold 31% of all dividends, capital gains and other distributions and redemption proceeds payable to individuals and certain other noncorporate shareholders who do not furnish the Fund with a correct taxpayer identification number. Withholding at that rate from dividends, capital gains and other distributions also is required for shareholders subject to backup withholding.

TAXES ON TRANSACTIONS. Your redemption of Fund shares will result in a taxable gain or loss to you, depending on whether the redemption proceeds are more or less than what you paid for the redeemed shares (which normally includes any sales charge paid). An exchange of Fund shares for shares of any other fund in the Waddell & Reed Advisors Funds or W&R Funds generally will have similar tax consequences. However, special rules apply when you dispose of a Fund's Class A shares through a redemption or exchange within ninety days after your purchase and then reacquire Class A shares of that Fund or acquire Class A shares of another fund in the Waddell & Reed Advisors Funds without paying a sales charge due to the forty-five day reinvestment privilege or exchange privilege. See "Your Account." In these cases, any gain on the disposition of the original Fund shares will be increased, or loss decreased, by the amount of the sales charge you paid when those shares were acquired, and that amount will increase the adjusted basis of the shares subsequently acquired. In addition, if you purchase shares of a Fund within thirty days before or after redeeming other shares of the Fund (regardless of class) at a loss, part or all of that loss will not be deductible and will increase the basis of the newly purchased shares.

For Municipal Bond Fund and Municipal High Income Fund, interest on indebtedness incurred or continued to purchase or carry shares of the Fund will not be deductible for Federal income tax purposes to the extent the Fund's distributions consist of exempt-interest dividends. Proposals may be introduced before Congress for the purpose of restricting or eliminating the Federal income tax exemption for interest on municipal bonds. If such a proposal were enacted, the availability of municipal bonds for investment by the Fund and the value of its portfolio would be affected. In that event, the Fund may decide to reevaluate its investment goal and policies.

STATE AND LOCAL INCOME TAXES. The portion of the dividends paid by each Fund attributable to interest earned on U.S. Government securities generally is not subject to state and local income taxes, although distributions by any Fund to its shareholders of net realized gains on the sale of those securities are fully subject to those taxes. You should consult your tax adviser to determine the taxability of dividends and other distributions by the Funds in your state and locality.

The foregoing is only a summary of some of the important Federal income tax considerations generally affecting each Fund and its shareholders; you will find more information in the Fund's SAI. There may be other Federal, state or local tax considerations applicable to a particular investor. You are urged to consult your own tax adviser.

[GRAPHIC]
-------------------------------------------------------------------------------
THE MANAGEMENT OF THE FUNDS

PORTFOLIO MANAGEMENT

Each Fund is managed by WRIMCO, subject to the authority of each Fund's Board of Directors. WRIMCO provides investment advice to each of the Funds and supervises each Fund's investments. WRIMCO and/or its predecessor have served as investment manager to each of the registered investment companies in the Waddell & Reed Advisors Funds, W&R Funds and Target/United Funds since the inception of each company. WRIMCO is located at 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217.


James C. Cusser is primarily responsible for the management of the Bond Fund and the Government Securities Fund. Mr. Cusser has held his Fund responsibilities since September 1992 for Bond Fund and since January 1997 for Government Securities Fund. He is Vice President of WRIMCO, Vice President of the Funds and Vice President of other investment companies for which WRIMCO serves as investment manager. Mr. Cusser has served as the portfolio manager for the Funds and other investment companies managed by WRIMCO and has been an employee of WRIMCO since August 1992.


Louise D. Rieke is primarily responsible for the management of the High Income Fund and High Income Fund II. Ms. Rieke has held her Fund responsibilities for High Income Fund since January 1990, and for High Income Fund II from the Fund's inception to January 1990 and from May 1992 to the present. She is Vice President of WRIMCO, Vice President of the Funds and Vice President of other investment companies for which WRIMCO serves as investment manager. From November 1985 to March 1998, Ms. Rieke was Vice President of, and a portfolio manager for, Waddell & Reed Asset Management Company, a former affiliate of WRIMCO. Ms. Rieke has served as the portfolio manager for investment companies managed by WRIMCO and its predecessor since July 1986 and has been an employee of such since May 1971.

Bryan J. Bailey is primarily responsible for the management of the Municipal Bond Fund. Mr. Bailey has held his Fund responsibilities since June 14, 2000. He is Vice President of WRIMCO and Vice President of the Fund. Mr. Bailey has served as the Assistant Portfolio Manager for investment companies managed by WRIMCO since January 1999 and has been an employee of WRIMCO since July 1993.

Mark Otterstrom is primarily responsible for the management of the Municipal High Income Fund. Mr. Otterstrom has held his Fund responsibilities since June 14, 2000. He is Vice President of WRIMCO and Vice President of the Fund. Mr. Otterstrom has served as the Assistant Portfolio Manager for investment companies managed by WRIMCO and its predecessor since January 1995 and has been an employee of WRIMCO since May 1987.


Mira Stevovich is primarily responsible for the management of Cash Management. Ms. Stevovich has held her Fund responsibilities since May 1998. She is Vice President of WRIMCO, Vice President and Assistant Treasurer of the Fund and Vice President and Assistant Treasurer of other investment companies for which WRIMCO serves as investment manager. Ms. Stevovich has served as the Assistant Portfolio Manager for investment companies managed by WRIMCO and its predecessor since January 1989 and has been an employee of such since March 1987.

Other members of WRIMCO's investment management department provide input on market outlook, economic conditions, investment research and other considerations relating to a Fund's investments.

MANAGEMENT FEE
Like all mutual funds, the Funds pay fees related to their daily operations. Expenses paid out of each Fund's assets are reflected in its share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.

Each Fund pays a management fee to WRIMCO for providing investment advice and supervising its investments. Each Fund also pays other expenses, which are explained in the SAI.

The management fee is payable at the annual rates of:

- for Bond Fund, 0.525% of net assets up to $500 million, 0.50% of net assets over $500 million and up to $1 billion, 0.45% of net assets over $1 billion and up to $1.5 billion, and 0.40% of net assets over $1.5 billion. Management fees for the Fund as a percent of the Fund's net assets for the fiscal year ended December 31, 1999 were 0.47%;


- for Government Securities Fund, 0.50% of net assets up to $500 million, 0.45% of net assets over $500 million and up to $1 billion, 0.40% of net assets over $1 billion and up to $1.5 billion, and 0.35% of net assets over $1.5 billion. Management fees for the Fund as a percent of the Fund's net assets for the fiscal year ended March 31, 2000 were 0.47%;

- for High Income Fund, 0.625% of net assets up to $500 million, 0.60% of net assets over $500 million and up to $1 billion, 0.55% of net assets over $1 billion and up to $1.5 billion, and 0.50% of net assets over $1.5 billion. Management fees for the Fund as a percent of the Fund's net assets for the fiscal year ended March 31, 2000 were 0.60%;


- for High Income Fund II, 0.625% of net assets up to $500 million, 0.60% of net assets over $500 million and up to $1 billion, 0.55% of net assets over $1 billion and up to $1.5 billion, and 0.50% of net assets over $1.5 billion. Management fees for the Fund as a percent of the Fund's net assets for the fiscal year ended September 30, 1999 were 0.56%;


- for Municipal Bond Fund, 0.525% of net assets up to $500 million, 0.50% of net assets over $500 million and up to $1 billion, 0.45% of net assets over $1 billion and up to $1.5 billion, and 0.40% of net assets over $1.5 billion. Management fees for the Fund as a percent of the Fund's net assets for the fiscal year ended September 30, 1999 were 0.44%;


- for Municipal High Income Fund, 0.525% of net assets up to $500 million, 0.50% of net assets over $500 million and up to $1 billion, 0.45% of net assets over $1 billion and up to $1.5 billion, and 0.40% of net assets over $1.5 billion. Management fees for the Fund as a percent of the Fund's net assets for the fiscal year ended September 30, 1999 were 0.50%; and


-    for Cash Management, at the annual rate of 0.40% of net assets.

WRIMCO has voluntarily agreed to waive its management fee for any day that a Fund's net assets are less than $25 million, subject to WRIMCO's right to change or modify this waiver.

[GRAPHIC]
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The following information is to help you understand the financial performance of each Fund's Class A, Class B, Class C and Class Y (other than for Cash Management) shares for the fiscal periods shown. Certain information reflects financial results for a single Fund share. "Total return" shows how much your investment would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions.

[GRAPHIC]
--------------------------------------------------------------------------------
BOND FUND

This information has been audited by Deloitte & Touche LLP, whose independent auditors' report, along with the Fund's financial statements for the fiscal year ended December 31, 1999, is included in the Fund's SAI, which is available upon request.


For a Class A share outstanding throughout each period(1):




                                                            FOR THE FISCAL YEAR ENDED DECEMBER 31,
                                             ---------------------------------------------------------------
                                              1999         1998         1997        1996         1995
   CLASS A PER-SHARE DATA
   Net asset value,
   beginning of period                        $6.39        $6.32        $6.14       $6.34        $5.62
------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                     0.35         0.38         0.39        0.39         0.40
     Net realized and
     unrealized gain
     (loss) on investments                    (0.42)        0.07         0.19       (0.20)        0.72
------------------------------------------------------------------------------------------------------------
   Total from investment
   operations                                 (0.07)        0.45         0.58        0.19         1.12
------------------------------------------------------------------------------------------------------------
   Less distributions from
   net investment income                      (0.35)       (0.38)       (0.40)      (0.39)       (0.40)
------------------------------------------------------------------------------------------------------------
   Net asset value,
   end of period                              $5.97        $6.39        $6.32       $6.14        $6.34

   CLASS A RATIOS/SUPPLEMENTAL DATA
   Total return(2)                            -1.08%        7.27%        9.77%       3.20%       20.50%
   Net assets, end of
   period (in millions)                         $501         $551         $524        $519         $563
   Ratio of expenses
   to average net assets                       0.95%        0.84%        0.77%       0.77%        0.74%
   Ratio of net investment
   income to average
   net assets                                  5.72%        5.88%        6.34%       6.34%        6.54%
   Portfolio turnover rate                    34.12%       33.87%       35.08%      55.74%       66.38%
=============================================================================================================


(1) ON JUNE 17, 1995, FUND SHARES OUTSTANDING WERE DESIGNATED CLASS A SHARES.


(2) TOTAL RETURN CALCULATED WITHOUT TAKING INTO ACCOUNT THE SALES LOAD DEDUCTED ON AN INITIAL PURCHASE.

------------------------------------------------------------------------------
BOND FUND

For a Class B share outstanding throughout the period:



                                                               FOR THE
                                                             PERIOD FROM
                                                             9/9/99(1) TO
                                                              12/31/99
   CLASS B PER-SHARE DATA
   Net asset value, beginning of period                       $6.05
------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                     0.10
     Net realized and unrealized loss on investments          (0.08)
------------------------------------------------------------------------------
   Total from investment operations                            0.02
------------------------------------------------------------------------------
   Less distributions from net investment income              (0.10)
------------------------------------------------------------------------------
   Net asset value, end of period                             $5.97
   CLASS B RATIOS/SUPPLEMENTAL DATA
   Total return                                                0.30%
   Net assets, end of period (in millions)                    $   2
   Ratio of expenses to average net assets                     1.91%(2)
   Ratio of net investment income to average net assets        4.93%(2)
   Portfolio turnover rate                                    34.12%(2)
==============================================================================


(1) COMMENCEMENT OF OPERATIONS.


(2) ANNUALIZED.

------------------------------------------------------------------------------
BOND FUND

For a Class C share outstanding throughout the period:



                                                                  FOR THE
                                                                PERIOD FROM
                                                                9/9/99(1) TO
                                                                 12/31/99
   CLASS C PER-SHARE DATA
   Net asset value, beginning of period                           $6.05
---------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                         0.10
     Net realized and unrealized loss on investments              (0.09)
---------------------------------------------------------------------------------
   Total from investment operations                                0.01
---------------------------------------------------------------------------------
   Less distributions from net investment income                  (0.10)
---------------------------------------------------------------------------------
   Net asset value, end of period                                 $5.96
   CLASS C RATIOS/SUPPLEMENTAL DATA
   Total return                                                    0.13%
   Net assets, end of period (in thousands)                        $289
   Ratio of expenses to average net assets                         1.98%(2)
   Ratio of net investment income to average net assets            4.87%(2)
   Portfolio turnover rate                                        34.12%(2)
==================================================================================


(1) COMMENCEMENT OF OPERATIONS.


(2) ANNUALIZED.

------------------------------------------------------------------------------
BOND FUND

For a Class Y share outstanding throughout each period:


                                                               FOR THE FISCAL YEAR                            FOR THE
                                                               ENDED DECEMBER 31,                           PERIOD FROM
                                           -----------------------------------------------------------      6/19/95(1) TO
                                              1999            1998            1997           1996            12/31/95
   CLASS Y PER-SHARE DATA
---------------------------------------------------------------------------------------------------------------------------
   Net asset value,
   beginning of period                        $6.39           $6.32           $6.14          $6.34             $6.11
---------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                     0.40            0.39            0.42           0.40              0.21
     Net realized and
     unrealized gain (loss)
     on investments                           (0.45)           0.07            0.17          (0.20)             0.22
---------------------------------------------------------------------------------------------------------------------------
   Total from investment
   operations                                 (0.05)           0.46            0.59           0.20              0.43
---------------------------------------------------------------------------------------------------------------------------
   Less distributions from net
   investment income                          (0.37)          (0.39)          (0.41)         (0.40)            (0.20)
---------------------------------------------------------------------------------------------------------------------------
   Net asset value, end of period             $5.97           $6.39           $6.32          $6.14             $6.34
   CLASS Y RATIOS/SUPPLEMENTAL DATA
   Total return                               -0.81%           7.54%          9.91%           3.35%             7.20%
   Net assets, end of period
   (in millions)                                 $2             $6              $5            $12                $3
   Ratio of expenses to
   average net assets                          0.69%           0.61%          0.64%           0.62%             0.63%(2)
   Ratio of net investment
   income to average net assets                6.00%           6.10%          6.48%           6.52%             6.41%(2)
   Portfolio turnover rate                    34.12%          33.87%         35.08%          55.74%            66.38%(2)
============================================================================================================================


(1) COMMENCEMENT OF OPERATIONS.


(2) ANNUALIZED.

[GRAPHIC]
--------------------------------------------------------------------------------
GOVERNMENT SECURITIES FUND

This information has been audited by Deloitte & Touche LLP, whose independent auditors' report, along with the Fund's financial statements for the fiscal year ended March 31, 2000, is included in the Fund's SAI, which is available upon request.


For a Class A share outstanding throughout each period(1):


                                                                 FOR THE FISCAL YEAR ENDED MARCH 31,
                                            ---------------------------------------------------------------------------
                                              2000            1999            1998           1997              1996
   CLASS A PER-SHARE DATA
   Net asset value,
   beginning of period                        $5.43           $5.46           $5.19          $5.32             $5.13
--------------------------------------------------------------------------------------------------------------------------
   Income from investment
   operations:
     Net investment income                     0.31            0.32            0.33           0.33              0.34
     Net realized and unrealized
     gain (loss) on investments               (0.21)          (0.03)           0.27          (0.13)             0.19
--------------------------------------------------------------------------------------------------------------------------
   Total from investment
   operations                                  0.10            0.29            0.60           0.20              0.53
--------------------------------------------------------------------------------------------------------------------------
   Less dividends declared from
   net investment income                      (0.31)          (0.32)          (0.33)         (0.33)            (0.34)
--------------------------------------------------------------------------------------------------------------------------
   Net asset value,
   end of period                              $5.22           $5.43           $5.46          $5.19             $5.32
   CLASS A RATIOS/SUPPLEMENTAL DATA
   Total return(2)                             1.82%           5.44%          11.84%          3.75%            10.48%
   Net assets, end of
   period (in millions)                        $117            $134            $131           $129              $146
   Ratio of expenses
   to average net assets                       1.12%           0.96%           0.89%          0.91%             0.83%
   Ratio of net investment income
   to average net assets                       5.77%           5.82%           6.14%          6.17%             6.34%
   Portfolio turnover rate                    26.78%          37.06%          35.18%         34.18%            63.05%
============================================================================================================================


(1) ON JULY 31, 1995, FUND SHARES OUTSTANDING WERE DESIGNATED CLASS A SHARES.


(2) TOTAL RETURN CALCULATED WITHOUT TAKING INTO ACCOUNT THE SALES LOAD DEDUCTED ON AN INITIAL PURCHASE.

------------------------------------------------------------------------------
GOVERNMENT SECURITIES FUND

For a Class B share outstanding throughout the period:


                                                                    FOR THE
                                                                  PERIOD FROM
                                                                  10/4/99(1) TO
                                                                    3/31/00
   CLASS B PER-SHARE DATA
   Net asset value, beginning of period                               $5.25
-------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                             0.13
     Net realized and unrealized loss on investments                  (0.03)
-------------------------------------------------------------------------------------
   Total from investment operations                                    0.10
-------------------------------------------------------------------------------------
   Less dividends declared from net investment income                 (0.13)
-------------------------------------------------------------------------------------
   Net asset value, end of period                                     $5.22
   CLASS B RATIOS/SUPPLEMENTAL DATA
   Total return                                                        1.88%
   Net assets, end of period (in thousands)                            $599
   Ratio of expenses to average net assets                             1.85%(2)
   Ratio of net investment income to average net assets                5.19%(2)
   Portfolio turnover rate                                            26.78%(2)
======================================================================================


(1) COMMENCEMENT OF OPERATIONS.


(2) ANNUALIZED.

GOVERNMENT SECURITIES FUND

For a Class C share outstanding throughout the period:



                                                               FOR THE
                                                `            PERIOD FROM
                                                            10/8/99(1) TO
                                                               3/31/00
   CLASS C PER-SHARE DATA
   Net asset value, beginning of period                          $5.23
-----------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                        0.12
     Net realized and unrealized loss on investments             (0.01)
-----------------------------------------------------------------------------
   Total from investment operations                               0.11
-----------------------------------------------------------------------------
   Less dividends declared from net investment income            (0.12)
-----------------------------------------------------------------------------
   Net asset value, end of period                                $5.22
   CLASS C RATIOS/SUPPLEMENTAL DATA
   Total return                                                   2.08%
   Net assets, end of period (in thousands)                       $269
   Ratio of expenses to average net assets                        2.07%(2)
   Ratio of net investment income to average net assets           4.98%(2)
   Portfolio turnover rate                                       26.78%(2)
=============================================================================


(1) COMMENCEMENT OF OPERATIONS.


(2) ANNUALIZED.

GOVERNMENT SECURITIES FUND

For a Class Y share outstanding throughout each period:




                                                               FOR THE FISCAL YEAR                            FOR THE
                                                                 ENDED MARCH 31,                            PERIOD FROM
                                            ------------------------------------------------------------    9/27/95(1) TO
                                              2000            1999            1998           1997             3/31/96
   CLASS Y PER-SHARE DATA
   Net asset value,
   beginning of period                        $5.43           $5.46           $5.19          $5.32             $5.33
---------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                     0.33            0.33            0.34           0.34              0.17
     Net realized and
     unrealized gain (loss)
     on investments                           (0.21)          (0.03)           0.27          (0.13)            (0.01)
---------------------------------------------------------------------------------------------------------------------------
   Total from investment
   operations                                  0.12            0.30            0.61           0.21              0.16
---------------------------------------------------------------------------------------------------------------------------
   Less dividends declared
   from net investment income                 (0.33)          (0.33)          (0.34)         (0.34)            (0.17)
---------------------------------------------------------------------------------------------------------------------------
   Net asset value, end of period             $5.22           $5.43           $5.46          $5.19             $5.32
   CLASS Y RATIOS/SUPPLEMENTAL DATA

   Total return                                2.20%           5.71%         12.02%           3.99%             3.04%
   Net assets, end of period
   (in millions)                                 $2              $2             $2              $1                $1
   Ratio of expenses to
   average net assets                          0.75%           0.68%          0.66%           0.67%             0.60%(2)
   Ratio of net investment
   income to average net assets                6.15%           6.10%          6.37%           6.41%             6.40%(2)
   Portfolio turnover rate                    26.78%          37.06%         35.18%          34.18%            63.05%(2)
==============================================================================================================================


(1) COMMENCEMENT OF OPERATIONS.


(2) ANNUALIZED.

[GRAPHIC]
-------------------------------------------------------------------------------
HIGH INCOME FUND

This information has been audited by Deloitte & Touche LLP, whose independent auditors' report, along with the Fund's financial statements for the fiscal year ended March 31, 2000, is included in the Fund's SAI, which is available upon request.


For a Class A share outstanding throughout each period1:



                                    FOR THE FISCAL YEAR ENDED MARCH 31,
                             ---------------------------------------------------
                                 2000      1999     1998      1997     1996
CLASS A PER-SHARE DATA

  Net asset value,
  beginning of period          $9.39    $10.04     $9.25    $9.09     $8.70
--------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income        0.78      0.81      0.82     0.80      0.79
   Net realized and
   unrealized gain (loss)
   on investments              (0.84)    (0.66)     0.79     0.16      0.40
--------------------------------------------------------------------------------
  Total from investment
  operations                   (0.06)     0.15      1.61     0.96      1.19
--------------------------------------------------------------------------------
  Less dividends from net
  investment income            (0.79)    (0.80)    (0.82)   (0.80)    (0.80)
--------------------------------------------------------------------------------
  Net asset value,
  end of period                $8.54     $9.39    $10.04    $9.25     $9.09
CLASS A RATIOS/SUPPLEMENTAL DATA
  Total return(2)              -0.65%     1.70%    18.03%   10.94%    14.16%
  Net assets, end of
  period (in millions)          $826    $1,009   $1,102      $983     $972
  Ratio of expenses
  to average net assets         1.04%     0.94%     0.84%    0.89%     0.85%
  Ratio of net investment
  income to average
  net assets                    8.65%     8.44%     8.38%    8.68%     8.74%
  Portfolio turnover rate      41.55%    53.19%    63.40%   53.17%    41.67%
================================================================================

(1) ON JULY 31, 1995, FUND SHARES OUTSTANDING WERE DESIGNATED CLASS A SHARES.
(2) TOTAL RETURN CALCULATED WITHOUT TAKING INTO ACCOUNT THE SALES LOAD DEDUCTED ON AN INITIAL PURCHASE.

HIGH INCOME FUND

For a Class B share outstanding throughout the period:



                                                                  FOR THE
                                                                 PERIOD FROM
                                                                10/4/99(1) TO
                                                                   3/31/00
CLASS B PER-SHARE DATA

  Net asset value, beginning of period                             $8.84
----------------------------------------------------------------------------
  Income from investment operations:
   Net investment income                                            0.36
   Net realized and unrealized loss on investments                 (0.30)
----------------------------------------------------------------------------
  Total from investment operations                                  0.06
----------------------------------------------------------------------------
  Less dividends from net investment income                        (0.36)
----------------------------------------------------------------------------
  Net asset value, end of period                                   $8.54

CLASS B RATIOS/SUPPLEMENTAL DATA
  Total return                                                      0.61%
  Net assets, end of period (in millions)                             $3
  Ratio of expenses to average net assets                           1.96%(2)
  Ratio of net investment income to average net assets              7.79%(2)
  Portfolio turnover rate                                          41.55%(2)
============================================================================


(1) COMMENCEMENT OF OPERATIONS.


(2) ANNUALIZED.

HIGH INCOME FUND

For a Class C share outstanding throughout the period:


                                                                  FOR THE
                                                                 PERIOD FROM
                                                                10/4/99(1) TO
                                                                   3/31/00
CLASS C PER-SHARE DATA
  Net asset value, beginning of period                            $8.84
----------------------------------------------------------------------------
  Income from investment operations:
   Net investment income                                           0.36
   Net realized and unrealized loss on investments                (0.30)
----------------------------------------------------------------------------
  Total from investment operations                                 0.06
----------------------------------------------------------------------------
  Less dividends from net investment income                       (0.36)
----------------------------------------------------------------------------
  Net asset value, end of period                                  $8.54
CLASS C RATIOS/SUPPLEMENTAL DATA
  Total return                                                     0.65%
  Net assets, end of period (in thousands)                         $404
  Ratio of expenses to average net assets                          1.91%(2)
  Ratio of net investment income to average net assets             7.88%(2)
  Portfolio turnover rate                                         41.55%(2)
============================================================================


(1) COMMENCEMENT OF OPERATIONS.


(2) ANNUALIZED.

HIGH INCOME FUND

For a Class Y share outstanding throughout each period:



                                                                     FOR THE
                             FOR THE FISCAL YEAR ENDED MARCH 31,   PERIOD FROM
                          --------------------------------------   1/4/96(1) TO
                             2000     1999      1998      1997      3/31/96
CLASS Y PER-SHARE DATA
  Net asset value,
  beginning of period          $9.39    $10.04     $9.25    $9.10    $9.19
--------------------------------------------------------------------------------
  Income from investment operations:
   Net investment
   income                       0.81      0.83      0.82     0.81     0.20
   Net realized and
   unrealized gain (loss)
   on investments              (0.84)    (0.66)     0.79     0.15    (0.10)
--------------------------------------------------------------------------------
  Total from investment
  operations                   (0.03)     0.17      1.61     0.96     0.10
--------------------------------------------------------------------------------
  Less dividends from
  net investment income        (0.82)    (0.82)    (0.82)   (0.81)   (0.19)
--------------------------------------------------------------------------------
  Net asset value,
  end of period                $8.54     $9.39    $10.04    $9.25    $9.10
CLASS Y RATIOS/SUPPLEMENTAL DATA
  Total return                 -0.39%     1.90%    18.13%   11.07%    1.00%
  Net assets, end of
  period (in millions)            $2        $2        $3       $3       $2
  Ratio of expenses to
  average net assets            0.79%     0.74%     0.77%    0.77%    0.80%(2)
  Ratio of net investment
  income to average
  net assets                    8.91%     8.62%     8.46%    8.78%    8.55%(2)
  Portfolio turnover rate      41.55%    53.19%    63.40%   53.17%   41.67%(2)
================================================================================


(1) COMMENCEMENT OF OPERATIONS.


(2) ANNUALIZED.

[GRAPHIC]
-------------------------------------------------------------------------------
HIGH INCOME FUND II

This information has been audited by Deloitte & Touche LLP, whose independent auditors' reports, along with the Fund's financial statements for the fiscal year ended September 30, 1999 and the six months ended March 31, 2000, are included in the Fund's SAI, which is available upon request.


For a Class A share outstanding throughout each period(1):



                        FOR THE        FOR THE FISCAL YEAR ENDED SEPTEMBER 30,
                      SIX MONTHS   -----------------------------------------------
                     ENDED 3/31/00     1999     1998     1997     1996     1995

CLASS A PER-SHARE DATA
  Net asset value,
  beginning of period        $3.88    $4.12   $4.42    $4.14    $4.03    $3.96
--------------------------------------------------------------------------------
  Income from investment
  operations:
   Net investment income      0.17     0.35    0.37     0.36     0.35     0.35
   Net realized and
   unrealized gain (loss)
   on investments            (0.13)   (0.24)  (0.30)    0.28     0.11     0.07
--------------------------------------------------------------------------------
  Total from investment
  operations                  0.04     0.11    0.07     0.64     0.46     0.42
--------------------------------------------------------------------------------
  Less dividends declared
  from net investment
  income                     (0.17)   (0.35)  (0.37)   (0.36)   (0.35)   (0.35)
--------------------------------------------------------------------------------
  Net asset value, end of
  period                     $3.75    $3.88   $4.12    $4.42    $4.14    $4.03
CLASS A RATIOS/SUPPLEMENTAL DATA
  Total return(2)             0.94%    2.66%   1.22%   16.20%   11.90%   11.25%
  Net assets, end of
  period (in millions)        $328     $371    $416     $407     $368     $368
  Ratio of expenses
  to average net assets       1.17%(3) 1.06%   0.96%    0.93%    0.95%    0.89%
  Ratio of net investment
  income to average
  net assets                  8.70%(3) 8.60%   8.26%    8.54%    8.60%    8.93%
  Portfolio turnover rate    27.31%   46.17%  58.85%   64.38%   55.64%   26.82%
================================================================================

(1) ON JANUARY 12, 1996, FUND SHARES OUTSTANDING WERE DESIGNATED CLASS A SHARES.

(2) TOTAL RETURN CALCULATED WITHOUT TAKING INTO ACCOUNT THE SALES LOAD DEDUCTED ON AN INITIAL PURCHASE.


(3) ANNUALIZED.

HIGH INCOME FUND II

For a Class B share outstanding throughout the period:


                                                                   FOR THE
                                                                 PERIOD FROM
                                                                10/6/99(1) TO
                                                                   3/31/00
CLASS B PER-SHARE DATA
  Net asset value, beginning of period                                $3.88
-------------------------------------------------------------------------------

  Income from investment operations:
   Net investment income                                               0.15
   Net realized and unrealized loss on investments                    (0.13)
-------------------------------------------------------------------------------

  Total from investment operations                                     0.02
-------------------------------------------------------------------------------
  Less dividends declared from net investment income                  (0.15)
-------------------------------------------------------------------------------
  Net asset value, end of period                                      $3.75
CLASS B RATIOS/SUPPLEMENTAL DATA
  Total return                                                         0.31%
  Net assets, end of period (in millions)                                $1
  Ratio of expenses to average net assets                              2.06%(2)
  Ratio of net investment income to average net assets                 7.77%(2)
  Portfolio turnover rate                                             27.31%(3)
===============================================================================


(1) COMMENCEMENT OF OPERATIONS.


(2) ANNUALIZED.


(3) FOR THE SIX MONTHS ENDED MARCH 31, 2000.

HIGH INCOME FUND II

For a Class C share outstanding throughout the period:


                                                                   FOR THE
                                                                 PERIOD FROM
                                                                10/6/99(1) TO
                                                                   3/31/00
CLASS C PER-SHARE DATA

  Net asset value, beginning of period                              $3.88
---------------------------------------------------------------------------
  Income from investment operations:
   Net investment income                                             0.15
   Net realized and unrealized loss on investments                  (0.13)
---------------------------------------------------------------------------
  Total from investment operations                                   0.02
---------------------------------------------------------------------------
  Less dividends declared from net investment income                (0.15)
---------------------------------------------------------------------------
  Net asset value, end of period                                    $3.75
CLASS C RATIOS/SUPPLEMENTAL DATA
  Total return                                                       0.28%
  Net assets, end of period (in thousands)                           $195
  Ratio of expenses to average net assets                            2.11%(2)
  Ratio of net investment income to average net assets               7.73%(2)
  Portfolio turnover rate                                           27.31%(3)
============================================================================


(1) COMMENCEMENT OF OPERATIONS.


(2) ANNUALIZED.


(3) FOR THE SIX MONTHS ENDED MARCH 31, 2000.

--------------------------------------------------------------------------------
HIGH INCOME FUND II

For a Class Y share outstanding throughout each period:


                                            FOR THE FISCAL YEAR          FOR THE
                              FOR THE        ENDED SEPTEMBER 30,       PERIOD FROM
                            SIX MONTHS    -------------------------   2/27/96(1) TO
                          ENDED 3/31/00   1999       1998     1997       9/30/96
CLASS Y PER-SHARE DATA

  Net asset value,
  beginning of period         $3.88       $4.12      $4.42    $4.14    $4.15
-----------------------------------------------------------------------------------------
  Income from investment
  operations:

   Net investment income       0.18        0.36       0.37     0.37     0.21

   Net realized and
   unrealized gain (loss)
   on investments             (0.13)      (0.24)     (0.30)    0.28    (0.01)
-----------------------------------------------------------------------------------------
  Total from investment
  operations                   0.05        0.12       0.07     0.65     0.20
-----------------------------------------------------------------------------------------
  Less dividends declared
  from net investment
  income                      (0.18)      (0.36)     (0.37)   (0.37)   (0.21)
-----------------------------------------------------------------------------------------
  Net asset value, end of
   period                     $3.75       $3.88      $4.12    $4.42    $4.14

CLASS Y RATIOS/SUPPLEMENT DATA

  Total return                 1.10%       2.95%      1.38%   16.38%    5.00%

  Net assets, end of
  period (in millions)           $3          $3         $2       $2       $2

  Ratio of expenses to
  average net assets           0.84%(2)    0.77%      0.79%    0.77%    0.77%(2)

  Ratio of net
  investment income to
  average net assets           8.98%(2)    8.89%      8.43%    8.69%    8.83%(2)

  Portfolio turnover rate     27.31%      46.17%     58.85%   64.38%   55.64%(2)
=========================================================================================

(1)  COMMENCEMENT OF OPERATIONS.
(2)  ANNUALIZED.

[GRAPHIC]
--------------------------------------------------------------------------------
MUNICIPAL BOND FUND

This information has been audited by Deloitte & Touche LLP, whose independent auditors' reports, along with the Fund's financial statements for the fiscal year ended September 30, 1999 and the six months ended March 31, 2000, are included in the Fund's SAI, which is available upon request.


For a Class A share outstanding throughout each period(1):


                              FOR THE
                             SIX MONTHS   FOR THE FISCAL YEAR ENDED SEPTEMBER 30,
                               ENDED      ---------------------------------------
                              3/31/00      1999     1998    1997     1996    1995
CLASS A PER-SHARE DATA

  Net asset value,
  beginning of period          $6.90       $7.63    $7.47   $7.32    $7.25   $6.91
-----------------------------------------------------------------------------------------
  Income from investment
  operations:

   Net investment income        0.18        0.36     0.37    0.38    0.39     0.39

   Net realized and unrealized
   gain (loss) on investments  (0.13)      (0.61)    0.25    0.30    0.12     0.38
-----------------------------------------------------------------------------------------
  Total from investment
  operations                    0.05       (0.25)    0.62    0.68    0.51     0.77
-----------------------------------------------------------------------------------------
  Less distributions:

   From net investment income  (0.18)      (0.37)   (0.37)  (0.37)  (0.39)   (0.39)

   From capital gains          (0.03)      (0.11)   (0.09)  (0.16)  (0.05)   (0.00)

   In excess of capital gains  (0.04)      (0.00)   (0.00)  (0.00)  (0.00)   (0.04)
-----------------------------------------------------------------------------------------
  Total distributions          (0.25)      (0.48)   (0.46)  (0.53)  (0.44)   (0.43)
-----------------------------------------------------------------------------------------
  Net asset value, end of
   period                      $6.70       $6.90    $7.63   $7.47   $7.32    $7.25

CLASS A RATIOS/SUPPLEMENTAL DATA

  Total return(2)               0.83%      -3.46%    8.67%   9.77%   7.16%   11.51%

  Net assets, end of period
   (in millions)                $774        $874     $997    $994    $997     $975

  Ratio of expenses to average
   net assets                   0.90%(3)    0.79%    0.72%   0.67%   0.68%    0.65%

  Ratio of net investment
  income to average net assets  5.30%(3)    4.98%    4.95%   5.14%   5.23%    5.51%

  Portfolio turnover
   rate                         9.41%      30.93%   50.65%  47.24%  74.97%   70.67%
=========================================================================================


(1)  ON JANUARY 21, 1996, FUND SHARES OUTSTANDING WERE DESIGNATED CLASS A
     SHARES.


(2) TOTAL RETURN CALCULATED WITHOUT TAKING INTO ACCOUNT THE SALES LOAD DEDUCTED ON AN INITIAL PURCHASE.


(3)  ANNUALIZED.

--------------------------------------------------------------------------------
MUNICIPAL BOND FUND

For a Class B share outstanding throughout the period:


                                                                    FOR THE
                                                                  PERIOD FROM
                                                                 10/5/99(1) TO
                                                                    3/31/00
CLASS B PER-SHARE DATA

  Net asset value, beginning of period                               $6.87
-----------------------------------------------------------------------------------
  Income from investment operations:

   Net investment income                                              0.15

   Net realized and unrealized loss on investments                   (0.10)
-----------------------------------------------------------------------------------
  Total from investment operations                                    0.05
-----------------------------------------------------------------------------------
  Less distributions:

   From net investment income                                        (0.15)

   From capital gains                                                (0.03)

   In excess of capital gains                                        (0.04)
-----------------------------------------------------------------------------------
  Total distributions                                                (0.22)
-----------------------------------------------------------------------------------
  Net asset value, end of period                                     $6.70

CLASS B RATIOS/SUPPLEMENTAL DATA

  Total return                                                        0.78%

  Net assets, end of period (in thousands)                            $421

  Ratio of expenses to average net assets                             1.88%(2)

  Ratio of net investment income to average net assets                4.34%(2)

  Portfolio turnover rate                                             9.41%(3)
===================================================================================


(1)  COMMENCEMENT OF OPERATIONS.


(2)  ANNUALIZED.


(3)  FOR THE SIX MONTHS ENDED MARCH 31, 2000.

--------------------------------------------------------------------------------
MUNICIPAL BOND FUND

For a Class C share outstanding throughout the period:

                                                                     FOR THE
                                                                   PERIOD FROM
                                                                   10/7/99(1) TO
                                                                     3/31/00
CLASS C PER-SHARE DATA

  Net asset value, beginning of period                                $6.87
--------------------------------------------------------------------------------
  Income from investment operations:

   Net investment income                                               0.15

   Net realized and unrealized loss on investments                    (0.10)
--------------------------------------------------------------------------------
  Total from investment operations                                     0.05
--------------------------------------------------------------------------------
  Less distributions:

   From net investment income                                         (0.15)

   From capital gains                                                 (0.03)

   In excess of capital gains                                         (0.04)
--------------------------------------------------------------------------------
  Total distributions                                                 (0.22)
--------------------------------------------------------------------------------
  Net asset value, end of period                                      $6.70

CLASS C RATIOS/SUPPLEMENTAL DATA

  Total return                                                         0.78%

  Net assets, end of period (in thousands)                             $202

  Ratio of expenses to average net assets                              1.92%(2)

  Ratio of net investment income to average net assets                 4.30%(2)

  Portfolio turnover rate                                              9.41%(3)
================================================================================


(1)  COMMENCEMENT OF OPERATIONS.


(2)  ANNUALIZED.


(3)  FOR THE SIX MONTHS ENDED MARCH 31, 2000.

--------------------------------------------------------------------------------
MUNICIPAL BOND FUND

For a Class Y share outstanding throughout each period:


                                                       FOR THE           FOR THE
                                                      SIX MONTHS        PERIOD FROM
                                                        ENDED         12/30/98(1) TO
                                                       3/31/00           9/30/99
CLASS Y PER-SHARE DATA

  Net asset value, beginning of period                 $6.90             $7.41
----------------------------------------------------------------------------------------
  Income from investment operations:

   Net investment income                               0.19               0.28

   Net realized and unrealized loss on investments    (0.14)             (0.51)
----------------------------------------------------------------------------------------
  Total from investment operations                     0.05              (0.23)
----------------------------------------------------------------------------------------
  Less distributions

   From net investment income                         (0.18)             (0.28)

   From capital gains                                 (0.03)             (0.00)

   In excess of capital gains                         (0.04)             (0.00)
----------------------------------------------------------------------------------------
  Total distributions                                 (0.25)             (0.28)
----------------------------------------------------------------------------------------
  Net asset value, end of period                      $6.70              $6.90

CLASS Y RATIOS/SUPPLEMENTAL DATA

  Total return                                         0.84%             -3.21%

  Net assets, end of period (in thousands)           $7,954                 $2

  Ratio of expenses to average net assets              0.74%(2)           0.67%(2)

  Ratio of net investment income to average net
   assets                                              5.47%(2)           5.08%(2)

  Portfolio turnover rate                              9.41%             30.93%(3)
========================================================================================


(1)  COMMENCEMENT OF OPERATIONS.


(2)  ANNUALIZED.


(3)  FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 1999.

[GRAPHIC]
--------------------------------------------------------------------------------
MUNICIPAL HIGH INCOME FUND

This information has been audited by Deloitte & Touche LLP, whose independent auditors' reports, along with the Fund's financial statements for the fiscal year ended September 30, 1999 and the six months ended March 31, 2000, are included in the Fund's SAI, which is available upon request.


For a Class A share outstanding throughout each period(1):


                               FOR THE
                             SIX MONTHS     FOR THE FISCAL YEAR ENDED SEPTEMBER 30,
                                ENDED       ---------------------------------------
                               3/31/00       1999    1998     1997    1996    1995
  CLASS A PER-SHARE DATA
  Net asset value,
  beginning of period           $5.19       $5.69    $5.55   $5.31   $5.27   $5.12
--------------------------------------------------------------------------------------
  Income from investment
  operations:
   Net investment income         0.15       0.31     0.32     0.34    0.34    0.35
   Net realized and unrealized
   gain (loss) on investments   (0.25)     (0.37)    0.21     0.25    0.04    0.17
--------------------------------------------------------------------------------------
  Total from investment
  operations                    (0.10)     (0.06)    0.53     0.59    0.38    0.52
--------------------------------------------------------------------------------------
  Less distributions:
   Declared from net
   investment income            (0.15)     (0.31)   (0.32)   (0.34)  (0.34)  (0.35)
   From capital gains           (0.00)(2)  (0.13)   (0.07)   (0.01)  (0.00)  (0.00)
   In excess of capital gains   (0.00)(2)  (0.00)   (0.00)   (0.00)  (0.00)  (0.02)
--------------------------------------------------------------------------------------
  Total distributions           (0.15)     (0.44)   (0.39)   (0.35)  (0.34)  (0.37)
--------------------------------------------------------------------------------------
  Net asset value, end of
   period                       $4.94      $5.19    $5.69    $5.55   $5.31   $5.27

  CLASS A RATIOS/SUPPLEMENTAL DATA
  Total return(3)              -1.82%     -1.22%    9.88%   11.45%   7.40%  10.63%
  Net assets, end of
  period (in millions)           $437       $510     $522     $474    $400    $383
  Ratio of expenses to
  average net assets             0.95%(4)   0.87%    0.82%   0.78%    0.81%   0.76%
  Ratio of net investment
  income to average net assets   6.03%(4)   5.59%    5.72%   6.19%    6.41%   6.75%
  Portfolio turnover rate       10.60%     26.83%   35.16%  19.47%   26.91%  19.07%
======================================================================================


(1)  ON JANUARY 30, 1996, FUND SHARES OUTSTANDING WERE DESIGNATED CLASS A
     SHARES.


(2)  NOT SHOWN DUE TO ROUNDING.


(3) TOTAL RETURN CALCULATED WITHOUT TAKING INTO ACCOUNT THE SALES LOAD DEDUCTED ON AN INITIAL PURCHASE.


(4)  ANNUALIZED.

--------------------------------------------------------------------------------
MUNICIPAL HIGH INCOME FUND

For a class B share outstanding throughout the period:

                                                                      FOR THE
                                                                    PERIOD FROM
                                                                    10/5/99(1) TO
                                                                     3/31/00
  CLASS B PER-SHARE DATA

  Net asset value, beginning of period                                $5.16
--------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income                                               0.12
   Net realized and unrealized loss on investments                    (0.22)
--------------------------------------------------------------------------------
  Total from investment operations                                    (0.10)
--------------------------------------------------------------------------------
  Less distributions:
   Declared from net investment income                                (0.12)
   From capital gains                                                 (0.00)(2)
   In excess of capital gains                                         (0.00)(2)
--------------------------------------------------------------------------------
  Total distributions                                                 (0.12)
--------------------------------------------------------------------------------
  Net asset value, end of period                                      $4.94

  CLASS B RATIOS/SUPPLEMENTAL DATA
  Total return                                                        -1.88%
  Net assets, end of period (in millions)                                $1
  Ratio of expenses to average net assets                              1.96%(3)
  Ratio of net investment income to average net assets                 5.10%(3)
  Portfolio turnover rate                                             10.60%(4)
================================================================================


(1)  COMMENCEMENT OF OPERATIONS.


(2)  NOT SHOWN DUE TO ROUNDING.


(3)  ANNUALIZED.


(4) FOR THE SIX MONTHS ENDED MARCH 31, 2000.

--------------------------------------------------------------------------------
MUNICIPAL HIGH INCOME FUND

For a Class C share outstanding throughout the period:

                                                                   FOR THE
                                                                 PERIOD FROM
                                                                 10/8/99(1) TO
                                                                   3/31/00
  CLASS C PER-SHARE DATA

  Net asset value, beginning of period                                $5.16
--------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income                                               0.12
   Net realized and unrealized loss on investments                    (0.22)
--------------------------------------------------------------------------------
  Total from investment operations                                    (0.10)
--------------------------------------------------------------------------------
  Less distributions:
   Declared from net investment income                                (0.12)
   From capital gains                                                 (0.00)(2)
   In excess of capital gains                                         (0.00)(2)
--------------------------------------------------------------------------------
  Total distributions                                                 (0.12)
--------------------------------------------------------------------------------
  Net asset value, end of period                                      $4.94

  CLASS C RATIOS/SUPPLEMENTAL DATA
  Total return                                                        -1.91%
  Net assets, end of period (in thousands)                             $331
  Ratio of expenses to average net assets                              1.87%(3)
  Ratio of net investment income to average net assets                 5.16%(3)
  Portfolio turnover rate                                             10.60%(4)
================================================================================


(1)  COMMENCEMENT OF OPERATIONS.


(2)  NOT SHOWN DUE TO ROUNDING.


(3)  ANNUALIZED.


(4)  FOR THE SIX MONTHS ENDED MARCH 31, 2000.

--------------------------------------------------------------------------------
MUNICIPAL HIGH INCOME FUND

For a Class Y share outstanding throughout each period:


                                         FOR THE         FOR THE         FOR THE
                                       SIX MONTHS      PERIOD FROM     PERIOD FROM
                                          ENDED       12/30/98(1) TO     7/1/98(1) TO
                                         3/31/00        9/30/99          8/25/98
  CLASS Y PER-SHARE DATA
  Net asset value, beginning of period    $5.19          $5.65            $5.64
------------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income                   0.15           0.24             0.05
   Net realized and unrealized
   gain (loss) on investments             (0.25)         (0.33)            0.01
------------------------------------------------------------------------------------------
  Total from investment operations        (0.10)         (0.09)            0.06
------------------------------------------------------------------------------------------
  Less distributions:
   Declared from net investment income    (0.15)         (0.24)         (0.05)
   From capital gains                     (0.00)(2)      (0.13)         (0.00)
   In excess of capital gains             (0.00)(2)      (0.00)         (0.00)
------------------------------------------------------------------------------------------
  Total distributions                     (0.15)         (0.37)         (0.05)
------------------------------------------------------------------------------------------
  Net asset value, end of period          $4.94          $5.19          $5.65

  CLASS Y RATIOS/SUPPLEMENTAL DATA
  Total return                            -1.60%         -1.53%          1.07%
  Net assets, end of period (in thousands)   $2             $2             $0
  Ratio of expenses to average net assets  0.94%(3)       0.80%(3)       0.61%(3)
  Ratio of net investment income
  to average net assets                    5.94%(3)       5.68%(3)       5.99%(3)
  Portfolio turnover rate                 10.60%         26.83%(4)      35.16%(3)
==========================================================================================


(1) CLASS Y SHARES COMMENCED OPERATIONS ON JULY 1, 1998 AND CONTINUED OPERATIONS UNTIL AUGUST 25, 1998 WHEN ALL OUTSTANDING CLASS Y SHARES WERE REDEEMED AT THE ENDING NET ASSET VALUE SHOWN IN THE TABLE. OPERATIONS RECOMMENCED ON DECEMBER 30, 1998.


(2)  NOT SHOWN DUE TO ROUNDING.


(3)  ANNUALIZED.


(4)  FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 1999.

[GRAPHIC]
--------------------------------------------------------------------------------
CASH MANAGEMENT

This information has been audited by Deloitte & Touche LLP, whose independent auditors' reports, along with the Fund's financial statements for the fiscal year ended June 30, 1999 and the six months ended December 31, 1999, are included in the Fund's SAI, which is available upon request.


For a Class A share outstanding throughout each period1:


                               FOR THE
                             SIX MONTHS      FOR THE FISCAL YEAR ENDED JUNE 30,
                               ENDED       ----------------------------------------
                              12/31/99     1999     1998     1997     1996     1995
  CLASS A PER-SHARE DATA
  Net asset value,
  beginning of period           $1.00     $1.00    $1.00    $1.00    $1.00    $1.00
-------------------------------------------------------------------------------------
  Net investment income        0.0241    0.0455   0.0484   0.0472   0.0487   0.0465
  Less dividends declared     (0.0241)  (0.0455) (0.0484) (0.0472) (0.0487) (0.0465)
-------------------------------------------------------------------------------------
  Net asset value, end of
  period                        $1.00     $1.00    $1.00    $1.00    $1.00    $1.00

  CLASS A RATIOS/SUPPLEMENTAL DATA
  Total return                   2.47%     4.67%    4.93%    4.80%    5.01%    4.74%
  Net assets, end of
  period (in millions)           $800      $667     $533     $514     $402     $369
  Ratio of expenses to
  average net assets             0.83%(2)  0.83%    0.89%    0.87%    0.91%    0.97%
  Ratio of net investment
  income to average net assets   4.72%(2)  4.54%    4.84%    4.70%    4.89%    4.68%
=====================================================================================


(1)  ON SEPTEMBER 5, 1995, FUND SHARES OUTSTANDING WERE DESIGNATED CLASS A
     SHARES.


(2)  ANNUALIZED.

-------------------------------------------------------------------------------
CASH MANAGEMENT


For a Class B share outstanding throughout the period:


                                                                     FOR THE
                                                                   PERIOD FROM
                                                                   9/9/99(1) to
                                                                    12/31/99

CLASS B PER-SHARE DATA
  Net asset value, beginning of period                                $1.00
-------------------------------------------------------------------------------
  Net investment income                                              0.0120
  Less dividends declared                                           (0.0120)
-------------------------------------------------------------------------------
  Net asset value, end of period                                      $1.00

CLASS B RATIOS/SUPPLEMENTAL DATA

  Total return                                                         1.21%
  Net assets, end of period (in millions)                                 $3
  Ratio of expenses to average net assets                              1.65%(2)
  Ratio of net investment income to average net assets                 4.25%(2)
===============================================================================


(1)COMMENCEMENT OF OPERATIONS.


(2)ANNUALIZED.

-------------------------------------------------------------------------------
CASH MANAGEMENT

For a Class C share outstanding throughout the period:


                                                                     FOR THE
                                                                   PERIOD FROM
                                                                   9/9/99(1) to
                                                                    12/31/99
CLASS C PER-SHARE DATA

  Net asset value, beginning of period                                $1.00
-------------------------------------------------------------------------------
  Net investment income                                              0.0119
  Less dividends declared                                           (0.0119)
-------------------------------------------------------------------------------
  Net asset value, end of period                                      $1.00

CLASS C RATIOS/SUPPLEMENTAL DATA

  Total return                                                         1.20%
  Net assets, end of period (in thousands)                              $160
  Ratio of expenses to average net assets                              1.81%(2)
  Ratio of net investment income to average net assets                 4.13%(2)
===============================================================================


(1)  COMMENCEMENT OF OPERATIONS.


(2)  ANNUALIZED.

This space is intended for your notes and calculations.

This space is intended for your notes and calculations.

This space is intended for your notes and calculations.

This space is intended for your notes and calculations.

This space is intended for your notes and calculations.

[GRAPHIC]
================================================================================

WADDELL & REED ADVISORS FUNDS


CUSTODIAN
UMB Bank, n.a.
928 Grand Boulevard
Kansas City, Missouri 64141

LEGAL COUNSEL
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, N. W.
Washington, D. C.  20036

INDEPENDENT AUDITORS
Deloitte & Touche LLP
1010 Grand Boulevard
Kansas City, Missouri
64106-2232

INVESTMENT MANAGER
Waddell & Reed Investment
Management Company
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas
66201-9217
913-236-2000
888-WADDELL

UNDERWRITER
Waddell & Reed, Inc.
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas
66201-9217
913-236-2000
888-WADDELL

SHAREHOLDER SERVICING AGENT
Waddell & Reed
Services Company
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas
66201-9217
913-236-2000
888-WADDELL

ACCOUNTING SERVICES AGENT
Waddell & Reed
Services Company
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas
66201-9217
913-236-2000
888-WADDELL

[GRAPHIC]
--------------------------------------------------------------------------------

WADDELL & REED ADVISORS FUNDS


You can get more information about each Fund in its --


- STATEMENT OF ADDITIONAL INFORMATION (SAI), which contains detailed information about the Fund, particularly the investment policies and practices. You may not be aware of important information about the Fund unless you read both the Prospectus and the SAI. The current SAI is on file with the Securities and Exchange Commission (SEC) and it is incorporated into this Prospectus by reference (that is, the SAI is legally part of the Prospectus).


- ANNUAL AND SEMIANNUAL REPORTS TO SHAREHOLDERS, which detail the Fund's actual investments and include financial statements as of the close of the particular annual or semiannual period. The annual report also contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the year covered by the report.


To request a copy of a Fund's current SAI or copies of its most recent Annual and Semiannual reports, without charge, or for other inquiries, contact the Fund or Waddell & Reed, Inc. at the address and telephone number below. Copies of the SAI, Annual and/or Semiannual reports may also be requested via e-mail at request@waddell.com.


Information about each Fund (including the current SAI and most recent Annual and Semiannual Reports) is available from the SEC's web site at http://www.sec.gov and may also be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov or from the SEC's Public Reference Room in Washington, D.C. You can find out about the operation of the Public Reference Room and applicable copying charges by calling 202-942-8090.

   The Funds' SEC file numbers are as follows:
      Waddell & Reed Advisors Funds, Inc. Bond Fund:  811-2552
      Waddell & Reed Advisors Cash Management, Inc.:  811-2922
      Waddell & Reed Advisors Government Securities Fund, Inc.: 811-3458 Waddell & Reed Advisors High Income Fund, Inc.: 811-2907
      Waddell & Reed Advisors High Income Fund II, Inc.: 811-4520 Waddell & Reed Advisors Municipal Bond Fund, Inc.: 811-2657 Waddell & Reed Advisors Municipal High Income Fund, Inc.: 811-4427


[LOGO] WADDELL & REED                                 Waddell & Reed, Inc.
       FINANCIAL SERVICES-Registered Trademark-       6300 Lamar Avenue, P. O. Box 29217
-------------------------                             Shawnee Mission, Kansas 66201-9217
INVESTING. WITH A PLAN-SM-.                           913-236-2000
                                                      888-WADDELL